UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2011

Item 1:	Report(s) to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Emerging Markets Currency Fund*

Global Allocation Fund

For the six-month period ended June 30, 2011

* Formerly known as Developing Local Markets Fund

Lord Abbett Global Fund

Lord Abbett Emerging Markets Currency Fund and

Lord Abbett Global Allocation Fund

Semiannual Report

For the six-month period ended June 30, 2011

From Left to right: Robert S. Dow. Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow. Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster. Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Emerging Markets Currency Fund and Lord Abbett Global Allocation Fund for the six-month period ended June 30, 2011. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 –  6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,054.50	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.83	$5.01
Class B
Actual	$1,000.00	$1,050.40	$9.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.90
Class C
Actual	$1,000.00	$1,050.80	$8.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.60	$8.25
Class F
Actual	$1,000.00	$1,053.70	$4.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.41
Class I
Actual	$1,000.00	$1,054.30	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$3.91
Class P
Actual	$1,000.00	$1,052.00	$6.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.11
Class R2
Actual	$1,000.00	$1,052.50	$6.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.99	$6.85
Class R3
Actual	$1,000.00	$1,051.70	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.48	$6.36

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.78% for Class B, 1.65% for Class C, 0.88% for Class F, 0.78% for Class I, 1.22% for Class P, 1.37% for Class R2 and 1.27% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**	Sector*	%**
Asset-Backed	16.10%	Health Care	2.06%
Automotive	0.66%	Insurance	0.89%
Banking	5.27%	Media	2.48%
Basic Industry	3.52%	Mortgage-Backed	30.16%
Capital Goods	0.44%	Real Estate	2.21%
Consumer Cyclical	0.15%	Services	3.10%
Consumer Non-Cyclical	4.06%	Technology & Electronics	3.21%
Energy	5.63%	Telecommunications	3.76%
Financial Services	1.47%	Utility	4.12%
Foreign Government	10.71%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Allocation Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class A*
Actual	$1,000.00	$1,056.00	$1.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.56
Class B
Actual	$1,000.00	$1,053.10	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.90	$4.96
Class C
Actual	$1,000.00	$1,053.40	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$4.76
Class F
Actual	$1,000.00	$1,057.90	$0.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.30	$0.50
Class I
Actual	$1,000.00	$1,058.10	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00
Class R2
Actual	$1,000.00	$1,058.10	$0.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.66	$0.15
Class R3
Actual	$1,000.00	$1,055.00	$2.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.35	$2.46

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.31% for Class A, 0.99% for Class B, 0.95 for Class C, 0.10% for Class F, 0.00% for Class I, 0.03% for Class R2 and 0.49% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Global Allocation Fund invests.
*	The annualized expense ratio for Class A has been restated to 0.25%. Had this restated expense ratio been in place throughout the most recent fiscal half-year, the expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$1.27	$1.25

Portfolio Holdings Presented by Portfolio Allocation

June 30, 2011

Portfolio Allocation	%*
Equity	73.14%
Fixed Income	26.77%
Short-Term Investment	0.09%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments (unaudited)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
ASSET-BACKED SECURITIES 15.88%

Automobiles 7.46%
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	0.87	$1,000	$1,000,688
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%		12/9/2013	0.54	411	411,642
AmeriCredit Automobile Receivables Trust 2010-3 A3	1.14%		4/8/2015	1.73	250	250,400
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	0.92	750	750,538
BMW Vehicle Lease Trust 2010-1 A2	0.58%		9/17/2012	0.27	642	641,853
BMW Vehicle Lease Trust 2011-1 A3	1.06%		2/20/2014	1.49	1,000	1,004,117
Capital Auto Receivables Asset Trust 2008-1 A3B	1.187%	#	8/15/2012	0.03	174	174,053
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.037%	#	1/15/2013	0.03	319	319,273
CarMax Auto Owner Trust 2008-2 A3B	1.587%	#	10/15/2012	0.03	139	138,751
CarMax Auto Owner Trust 2010-1 A2	0.83%		11/15/2012	0.07	358	357,604
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	0.45	1,269	1,270,628
CarMax Auto Owner Trust 2011-1 A2	0.72%		11/15/2013	0.73	1,580	1,581,522
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	0.34	1,054	1,054,386
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%		8/8/2013	1.01	1,500	1,505,236
Ford Credit Auto Lease Trust 2009-A A3†	3.71%		1/15/2014	0.07	197	197,400
Ford Credit Auto Lease Trust 2010-A A2†	1.04%		3/15/2013	0.03	70	70,286
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	0.41	1,170	1,170,692
Ford Credit Auto Lease Trust 2010-B A3†	0.91%		7/15/2013	0.91	500	500,512
Ford Credit Auto Owner Trust 2008-C A3	1.607%	#	6/15/2012	0.03	66	65,915
Ford Credit Auto Owner Trust 2010-B A2	0.65%		12/15/2012	0.21	491	490,827
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%		11/15/2013	0.43	854	854,294
Hyundai Auto Receivables Trust 2010-B A2	0.57%		3/15/2013	0.33	690	690,457
Hyundai Auto Receivables Trust 2011-A A2	0.69%		11/15/2013	0.73	1,150	1,151,411
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%		4/15/2013	0.63	925	926,655
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%		8/15/2012	0.08	255	255,112
Nissan Auto Lease Trust 2010-A A2	1.10%		3/15/2013	0.09	400	400,790

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Automobiles (continued)
Nissan Auto Lease Trust 2010-B A2	0.90%		5/15/2013	0.61	$800	$801,649
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%		3/15/2013	0.37	1,000	1,000,435
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	0.56	1,081	1,082,090
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	0.55	1,005	1,006,290
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%		6/17/2013	0.52	1,325	1,326,486
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%		8/15/2013	0.49	530	531,044
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	1.53	845	854,726
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	0.70	850	850,031
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	0.83	1,000	1,000,425
Volkswagen Auto Lease Trust 2009-A A3	3.41%		4/16/2012	0.10	464	465,728
Volkswagen Auto Lease Trust 2010-A A2	0.77%		1/22/2013	0.53	580	580,316
World Omni Auto Receivables Trust 2010-A A2	0.70%		6/15/2012	0.03	59	59,046

Total						26,793,308

Credit Cards 5.66%
American Express Credit Account Master Trust 2006-3 A	0.207%	#	3/17/2014	0.03	1,781	1,780,853
American Express Issuance Trust 2005-2 A	0.257%	#	8/15/2013	0.03	790	789,397
Bank of America Credit Card Trust 2006-A15	0.187%	#	4/15/2014	0.03	1,025	1,024,667
Bank of America Credit Card Trust 2008-A5	1.387%	#	12/16/2013	0.03	1,500	1,500,686
Cabela’s Master Credit Card Trust 2006-3A A1†	5.26%		10/15/2014	0.27	515	519,894
Cabela’s Master Credit Card Trust 2009-1A A†	2.187%	#	3/16/2015	0.03	400	404,290
Capital One Multi-Asset Execution Trust 2005-A1	0.257%	#	1/15/2015	0.03	1,000	999,671
Capital One Multi-Asset Execution Trust 2006-C2 C	0.487%	#	6/16/2014	0.03	300	299,743

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Credit Cards (continued)
Capital One Multi-Asset Execution Trust 2007-A4	0.217%	#	3/16/2015	0.03	$900	$899,239
Chase Issuance Trust 2005-A6	0.257%	#	7/15/2014	0.03	890	889,860
Citibank Credit Card Issuance Trust 2004-C1	0.837%	#	7/15/2013	0.03	870	869,955
Citibank Credit Card Issuance Trust 2009-A1	1.937%	#	3/17/2014	0.03	1,200	1,214,325
Citibank Omni Master Trust 2009-A8†	2.287%	#	5/16/2016	0.03	1,100	1,113,484
Discover Card Master Trust 2009-A1	1.487%	#	12/15/2014	0.03	800	809,534
Discover Card Master Trust 2009-A2 A	1.487%	#	2/17/2015	0.03	1,140	1,154,533
Discover Card Master Trust I 2006-2 A2	0.217%	#	1/16/2014	0.03	1,000	999,958
GE Capital Credit Card Master Note Trust 2009-1 A	2.287%	#	4/15/2015	0.03	1,777	1,800,976
MBNA Credit Card Master Note Trust 1997-B A	0.347%	#	8/15/2014	0.03	1,000	1,000,198
MBNA Credit Card Master Note Trust 2002-A3	0.427%	#	9/15/2014	0.03	1,400	1,401,753
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.247%	#	5/15/2015	0.02	870	867,090

Total						20,340,106

Home Equity 0.02%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.76	75	71,998

Other 2.74%
Nelnet Student Loan Trust 2010-4A A†	0.986%	#	4/25/2046	0.06	752	753,082
SLM Student Loan Trust 2007-2 A2	0.274%	#	7/25/2017	0.05	1,209	1,200,860
SLM Student Loan Trust 2007-6 A1	0.444%	#	4/27/2015	0.05	180	180,061
SLM Student Loan Trust 2007-7 A2(a)	0.474%	#	1/25/2016	0.05	1,270	1,267,402
SLM Student Loan Trust 2007-8 A1	0.504%	#	7/27/2015	0.05	169	168,592
SLM Student Loan Trust 2008-2 A1	0.574%	#	1/25/2015	0.05	732	732,655
SLM Student Loan Trust 2008-3 A1	0.774%	#	1/25/2014	0.05	1,110	1,112,207
SLM Student Loan Trust 2008-4 A1	0.954%	#	7/25/2013	0.05	503	503,191
SLM Student Loan Trust 2008-6 A1	0.674%	#	10/27/2014	0.05	268	267,869
SLM Student Loan Trust 2010-B A1†	2.107%	#	8/15/2016	0.03	776	776,664
SLM Student Loan Trust 2010-C A1†	1.837%	#	12/15/2017	0.03	521	525,071
SLM Student Loan Trust 2011-1 A1	0.706%	#	3/25/2026	0.06	828	829,845
SLM Student Loan Trust 2011-A A1†	1.187%	#	10/15/2024	0.04	664	667,906

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Other (continued)
SLM Student Loan Trust 2011-B A1†	1.036%	#	12/16/2024	0.11	$850	$849,150

Total						9,834,555

Total Asset-Backed Securities (cost $57,034,634)						57,039,967

CORPORATE BONDS 41.70%

Airlines 0.55%
Southwest Airlines Co.†	10.50%		12/15/2011	0.44	1,900	1,973,032

Auto Loans 0.39%
PACCAR Financial Corp.	0.64%	#	4/5/2013	0.08	1,375	1,383,403

Banking 6.19%
Bank of Nova Scotia (Canada)†(b)	0.317%	#	7/6/2011	0.02	1,000	1,000,003
Bank of Nova Scotia (Canada)†(b)	1.45%		7/26/2013	2.03	1,625	1,644,487
Bear Stearns Cos. LLC	5.50%		8/15/2011	0.11	1,100	1,106,172
Commonwealth Bank of Australia (Australia)†(b)	0.573%	#	11/4/2011	0.35	1,300	1,301,402
Commonwealth Bank of Australia (Australia)†(b)	2.70%		11/25/2014	3.25	720	749,510
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2015	4.06	1,700	1,682,182
Goldman Sachs Group, Inc. (The)	1.268%	#	2/7/2014	0.09	1,000	992,459
JPMorgan Chase & Co	0.997%	#	5/2/2014	0.20	1,000	1,001,134
JPMorgan Chase & Co.	0.996%	#	9/30/2013	0.24	2,000	2,014,930
Kommunalbanken AS (Norway)†(b)	2.375%		1/19/2016	4.24	1,700	1,734,350
Korea Development Bank (South Korea)(b)	5.75%		5/13/2012	0.85	250	259,131
NIBC Bank NV (Netherlands)†(b)	2.80%		12/2/2014	3.26	1,000	1,041,873
Toronto-Dominion Bank (The) (Canada)†(b)	2.20%		7/29/2015	3.86	1,100	1,115,712
U.S. Central Federal Credit Union	1.90%		10/19/2012	1.27	2,650	2,697,925
Western Corporate Federal Credit Union	1.75%		11/2/2012	1.31	2,100	2,133,749
Westpac Banking Corp. (Australia)†(b)	2.90%		9/10/2014	3.03	1,680	1,763,664

Total						22,238,683

Beverages 1.27%
Anheuser-Busch InBev Worldwide, Inc.	0.824%	#	1/27/2014	0.06	1,500	1,506,528
Dr. Pepper Snapple Group, Inc.	1.70%		12/21/2011	0.46	1,500	1,508,846
SABMiller plc (United Kingdom)†(b)	6.20%		7/1/2011	–	1,555	1,555,000

Total						4,570,374

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Chemicals 1.49%
Dow Chemical Co. (The)	2.518%	#	8/8/2011	0.09	$2,000	$2,004,402
Mosaic Co. (The)†	7.625%		12/1/2016	0.40	3,160	3,357,838

Total						5,362,240

Computer Hardware 0.28%
Hewlett-Packard Co.	0.375%	#	9/13/2012	0.19	1,000	1,001,222

Consumer Products 0.56%
Procter & Gamble Co. (The)	0.301%	#	11/14/2012	0.11	2,000	2,002,344

Consumer/Commercial/Lease Financing 0.84%
General Electric Capital Corp.	0.387%	#	6/20/2014	0.21	1,089	1,069,130
General Electric Capital Corp.	2.00%		9/28/2012	1.21	1,900	1,935,874

Total						3,005,004

Department Stores 0.14%
Macy’s Retail Holdings, Inc.	7.45%		9/15/2011	0.19	500	505,860

Diversified Capital Goods 0.42%
Siemens Financieringsmaatschappij NV (Netherlands)(b)	0.395%	#	3/16/2012	0.72	1,520	1,519,225

Electric: Integrated 4.00%
Allegheny Energy Supply Co. LLC†	8.25%		4/15/2012	0.75	295	311,058
Arizona Public Service Co.	6.375%		10/15/2011	0.28	2,750	2,793,257
Commonwealth Edison Co.	6.15%		3/15/2012	0.68	1,000	1,038,389
DPL, Inc.	6.875%		9/1/2011	0.15	2,200	2,220,337
KCP&L Greater Missouri Operations Co.	11.875%		7/1/2012	0.95	2,000	2,204,030
Portland General Electric Co.†	5.625%		8/1/2013	1.93	1,500	1,618,549
Southern Co.	0.674%	#	10/21/2011	0.04	3,635	3,639,337
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%		10/25/2012	1.25	500	525,625

Total						14,350,582

Electronics 0.75%
Koninklijke Philips Electronics NV (Netherlands)(b)	4.625%		3/11/2013	1.62	1,575	1,662,561
National Semiconductor Corp.	6.15%		6/15/2012	0.92	1,000	1,042,654

Total						2,705,215

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Energy: Exploration & Production 1.75%
Devon Financing Corp. ULC	6.875%		9/30/2011	0.25	$2,429	$2,465,661
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	4.50%		9/30/2012	1.21	890	930,050
Transocean Worldwide, Inc	5.00%		2/15/2013	1.54	526	554,966
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	2.24	1,000	1,071,859
Woodside Finance Ltd. (Australia)†(b)	6.70%		8/1/2011	0.09	1,250	1,255,493

Total						6,278,029

Environmental 1.19%
Allied Waste North America, Inc.	6.875%		6/1/2017	4.84	2,840	3,081,599
Waste Management, Inc.	5.00%		3/15/2014	2.50	1,095	1,191,608

Total						4,273,207

Food: Wholesale 2.12%
Archer Daniels Midland Co.	0.422%	#	8/13/2012	0.11	2,000	2,004,328
General Mills, Inc.	6.00%		2/15/2012	0.59	2,500	2,585,215
HJ Heinz Finance Co.	6.625%		7/15/2011	0.03	3,000	3,004,647

Total						7,594,190

Forestry/Paper 0.29%
MeadWestvaco Corp.	6.85%		4/1/2012	0.71	1,000	1,036,629

Gas Distribution 2.17%
Buckeye Partners LP	4.625%		7/15/2013	1.90	1,500	1,590,394
Energy Transfer Partners LP	6.00%		7/1/2013	1.89	2,500	2,703,027
Enterprise Products Operating LLC	4.60%		8/1/2012	1.03	1,200	1,246,619
Enterprise Products Operating LLC	6.125%		2/1/2013	1.48	1,390	1,488,388
Kinder Morgan Energy Partners LP	7.125%		3/15/2012	0.67	500	522,021
Transcontinental Gas Pipe Line Corp.	7.00%		8/15/2011	0.11	250	251,767

Total						7,802,216

Health Facilities 0.42%
Quest Diagnostics, Inc.	1.096%	#	3/24/2014	0.22	1,500	1,513,925

Health Services 1.16%
Cardinal Health, Inc.	5.65%		6/15/2012	0.92	1,500	1,566,359
Express Scripts, Inc.	5.25%		6/15/2012	0.93	2,500	2,601,542

Total						4,167,901

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Integrated Energy 0.82%
BP Capital Markets plc (United Kingdom)(b)	1.55%		8/11/2011	0.11	$150	$150,160
Petronas Capital Ltd. (Malaysia)†(b)	7.00%		5/22/2012	0.88	750	791,980
Shell International Finance BV (Netherlands)(b)	1.30%		9/22/2011	0.23	1,000	1,002,353
Total Capital SA (France)(b)	5.00%		10/10/2011	0.28	1,000	1,011,112

Total						2,955,605

Life Insurance 0.56%
MetLife, Inc.	1.52%	#	8/6/2013	0.09	2,000	2,022,388

Media: Cable 1.85%
Comcast Cable Communications Holdings, Inc.	8.375%		3/15/2013	1.57	3,000	3,361,470
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%		5/15/2016	0.84	3,000	3,273,333

Total						6,634,803

Media: Diversified 0.56%
Historic TW, Inc.	9.125%		1/15/2013	1.40	1,800	2,002,660

Metals/Mining (Excluding Steel) 1.56%
Freeport-McMoRan Copper & Gold, Inc.	8.375%		4/1/2017	0.71	2,500	2,734,380
Xstrata Canada Corp. (Canada)(b)	7.25%		7/15/2012	0.98	500	528,762
Xstrata Canada Corp. (Canada)(b)	7.35%		6/5/2012	0.91	1,250	1,318,795
Xstrata Finance Ltd. (Canada)†(b)	5.50%		11/16/2011	0.36	1,000	1,017,473

Total						5,599,410

Monoline Insurance 0.09%
Fidelity National Financial, Inc.	7.30%		8/15/2011	0.11	300	301,923

Oil Field Equipment & Services 0.57%
Cameron International Corp.	1.183%	#	6/2/2014	0.16	1,300	1,306,344
National Oilwell Varco, Inc.	6.125%		8/15/2015	0.11	175	179,326
Weatherford International, Inc.	5.95%		6/15/2012	0.92	550	573,371

Total						2,059,041

Oil Refining & Marketing 0.15%
NuStar Logistics LP	6.05%		3/15/2013	1.59	500	533,369

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Pharmaceuticals 0.42%
Sanofi-Aventis SA (France)(b)	0.556%	#	3/28/2014	2.76	$1,500	$1,508,778

Property & Casualty 0.22%
Liberty Mutual Group, Inc.†	7.25%		9/1/2012	1.09	750	792,229

Railroads 0.97%
Canadian Pacific Railway Co. (Canada)(b)	6.25%		10/15/2011	0.29	2,900	2,947,250
CSX Corp.	6.30%		3/15/2012	0.68	525	545,591

Total						3,492,841

Real Estate Investment Trusts 1.86%
AvalonBay Communities Inc	6.125%		11/1/2012	1.27	410	436,420
AvalonBay Communities Inc	6.625%		9/15/2011	0.19	352	356,011
Developers Diversified Realty Corp.	5.375%		10/15/2012	0.99	2,525	2,600,003
HCP Inc	6.45%		6/25/2012	0.95	1,577	1,655,561
Regency Centers LP	6.75%		1/15/2012	0.51	1,303	1,342,066
UDR, Inc.	6.05%		6/1/2013	1.80	270	287,310

Total						6,677,371

Software/Services 2.08%
IBM International Group Capital LLC	5.05%		10/22/2012	1.26	1,000	1,059,029
Intuit, Inc.	5.40%		3/15/2012	0.68	1,350	1,392,467
Microsoft Corp.	0.875%		9/27/2013	2.20	2,000	2,004,620
Western Union Co. (The)	0.832%	#	3/7/2013	0.18	3,000	3,018,309

Total						7,474,425

Steel Producers/Products 0.07%
Allegheny Technologies, Inc.	8.375%		12/15/2011	0.44	250	256,090

Telecommunications: Integrated/Services 2.53%
BellSouth Corp.	6.00%		10/15/2011	0.28	2,350	2,385,861
Qwest Corp.	8.875%		3/15/2012	0.67	2,000	2,110,000
Telecom Italia Capital SA (Italy)(b)	6.20%		7/18/2011	0.05	1,000	1,001,747
Verizon Communications, Inc.	0.856%	#	3/28/2014	0.24	1,000	1,010,178
Verizon New York, Inc.	6.875%		4/1/2012	0.72	1,707	1,783,322
Vivendi SA (France)†(b)	5.75%		4/4/2013	1.67	750	804,146

Total						9,095,254

Telecommunications: Wireless 1.12%
Vodafone Group plc (United Kingdom)(b)	0.535%	#	2/27/2012	0.15	4,000	4,004,716

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)		Fair Value
Transportation (Excluding Air/Rail) 0.29%
ERAC USA Finance LLC†	5.80%	10/15/2012	1.23		$1,000	$1,054,591

Total Corporate Bonds (cost $149,351,022)						149,748,775

FOREIGN GOVERNMENT OBLIGATIONS 7.86%

France 0.30%
Caisse d’Amortissement de la Dette Sociale†(b)	1.25%	7/11/2014	2.94		1,080	1,078,326

Mexico 0.36%
United Mexican States(b)	7.50%	1/14/2012	0.50		1,250	1,295,000

Panama 0.01%
Republic of Panama(b)	7.25%	3/15/2015	3.25		30	35,490

Poland 4.10%
Poland Government Bond(c)	Zero Coupon	1/25/2012	0.55	PLN	38,500	13,681,270
Poland Government Bond(b)	6.25%	7/3/2012	0.97		$1,000	1,053,350

Total						14,734,620

Turkey 3.00%
Turkey Government Bond(c)	Zero Coupon	8/3/2011	–	TRY	17,600	10,768,727

United Arab Emirates 0.09%
Emirate of Abu Dhabi†(b)	5.50%	8/2/2012	1.03		$300	316,500

Total Foreign Government Obligations (cost $28,359,466)						28,228,663

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.59%
Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019	4.19		1,768	1,844,885
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	4.34		1,836	1,907,517
Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019	4.57		2,217	2,277,989
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019	4.81		781	781,867
Federal National Mortgage Assoc. 2005-14 OP	4.50%	10/25/2028	0.55		500	508,459
Federal National Mortgage Assoc. 2009-M2 A1	2.387%	1/25/2019	2.13		1,151	1,177,462

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Assoc. 2010-M3 A1	2.587%		3/25/2020	2.71	$780	$800,225

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $9,155,847)						9,298,404

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.85%
Federal Home Loan Mortgage Corp.	1.00%		8/27/2014	3.09	735	734,030
Federal Home Loan Mortgage Corp.	4.335%	#	2/1/2036	1.27	1,209	1,282,089
Federal Home Loan Mortgage Corp.	4.873%	#	5/1/2035	0.73	981	1,042,570
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	2.62	344	371,722
Federal Home Loan Mortgage Corp.	5.058%	#	7/1/2036	2.74	891	949,465
Federal Home Loan Mortgage Corp.	5.232%	#	4/1/2038	1.92	1,351	1,454,703
Federal Home Loan Mortgage Corp.	5.373%	#	6/1/2036	0.89	747	781,930
Federal Home Loan Mortgage Corp.	5.796%	#	9/1/2037	0.76	753	798,331
Federal Home Loan Mortgage Corp.	5.953%	#	2/1/2037	0.48	2,226	2,361,321
Federal National Mortgage Assoc.	2.95%		3/1/2015	3.50	1,000	1,029,331
Federal National Mortgage Assoc.	3.18%		11/1/2014	3.11	1,173	1,217,156
Federal National Mortgage Assoc.	4.936%	#	7/1/2038	1.22	968	1,033,937
Federal National Mortgage Assoc.	4.963%	#	7/1/2035	0.74	1,211	1,282,599
Federal National Mortgage Assoc.	5.50%		2/1/2034	3.66	2,903	3,161,298
Federal National Mortgage Assoc.	5.50%		11/1/2034	3.69	3,214	3,498,307

Total Government Sponsored Enterprises Pass-Throughs (cost $20,856,256)						20,998,789

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 21.11%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	0.48	1,351	1,372,027
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%		6/11/2035	0.35	489	495,621
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	0.40	543	544,576
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	1.86	562	588,831
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	0.03	55	55,168
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	3.64	1,000	1,086,589
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3	5.61%		11/15/2033	0.11	160	159,862
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%		3/13/2040	0.61	687	693,434

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	0.03	$1,143	$1,145,329
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.296%	#	10/12/2042	3.61	300	328,905
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%		3/11/2039	0.03	150	149,934
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%		9/11/2042	0.29	178	179,257
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	1.53	1,115	1,121,930
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%		6/10/2038	1.61	1,260	1,310,280
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	0.03	87	86,943
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.367%	#	6/15/2022	0.45	1,075	980,192
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	3.55	1,185	1,194,680
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.711%	#	2/15/2039	2.91	545	575,406
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	0.20	596	599,322
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%		12/15/2035	0.37	1,613	1,636,295
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	0.92	1,134	1,171,174
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%		12/15/2035	1.14	1,357	1,408,733
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	1.73	1,588	1,683,352
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	1.39	1,549	1,613,645
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%		11/15/2037	0.04	576	575,996
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	#	8/15/2038	3.53	570	619,827
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%		10/14/2022	2.95	987	1,029,344
Developers Diversified Realty Corp. 2009-DDR1 B†	5.73%		10/14/2022	2.97	200	217,028

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%		6/10/2038	0.21	$1,127	$1,133,482
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%		12/10/2035	0.49	1,202	1,226,978
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%		8/11/2036	0.83	1,135	1,170,166
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%		12/10/2037	1.05	1,560	1,613,889
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%		7/10/2037	1.64	1,080	1,143,570
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	0.45	706	707,117
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%		7/10/2045	3.57	1,000	1,079,957
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%		11/15/2039	0.22	546	549,477
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%		10/15/2038	0.63	1,401	1,435,176
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	0.72	473	478,274
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%		5/10/2036	1.45	750	779,258
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.654%	#	5/10/2040	1.88	900	967,693
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%		11/10/2045	0.03	193	192,876
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	1.02	1,600	1,652,647
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%		7/5/2035	1.47	1,877	1,951,248
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%		1/5/2036	1.93	1,000	1,061,607
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	0.87	733	739,887
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	0.57	974	990,970
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	1.55	440	457,805
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%		11/10/2039	0.17	702	704,887
GS Mortgage Securities Corp. II 2007-EOP B†	1.84%	#	3/6/2020	0.58	615	607,474

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	3.89	$669	$681,488
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	3.99	790	809,759
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%		2/10/2021	2.46	500	501,500
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	4.13	800	811,627
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB2 A3	6.429%		4/15/2035	0.04	45	44,709
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%		11/15/2035	0.26	680	684,896
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	0.74	1,594	1,638,974
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%		12/12/2034	1.13	1,012	1,052,858
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%		10/12/2037	1.09	1,335	1,388,647
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	1.12	1,333	1,353,585
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2FL	0.312%	#	12/15/2044	0.37	407	399,727
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%	#	6/15/2049	0.89	1,150	1,182,175
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%		7/15/2030	0.19	474	474,556
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%		7/15/2030	3.37	1,610	1,724,945
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	3.43	355	383,954
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%		11/15/2030	3.50	600	651,541
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	0.42	1,000	1,011,783

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Floating Trust 2008-LAQA A1†	0.728%	#	7/9/2021	0.01	$950	$912,911
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	1.67	619	633,840
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.44%	#	11/12/2037	1.21	1,300	1,256,722
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	#	1/12/2044	0.03	195	195,181
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	1.46	324	327,586
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	0.03	345	344,876
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.50%	#	6/12/2050	0.90	976	954,492
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	#	2/12/2039	0.03	231	231,003
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	0.03	396	395,403
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	4.39	750	753,274
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	0.04	368	367,439
Morgan Stanley Dean Witter Capital I 2002-HQ A3	6.51%		4/15/2034	0.37	1,095	1,111,851
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%		3/12/2035	0.83	877	896,769
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%		12/17/2043	0.54	1,000	1,004,572
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	3.45	1,580	1,640,006
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%		11/15/2034	1.11	425	441,020
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	0.19	164	164,409
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%		10/15/2035	0.88	661	665,157
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	1.73	707	741,141
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%		5/15/2044	0.92	1,000	1,024,757
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%		7/15/2042	3.54	750	815,253

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.38%	#	10/15/2044	3.24		$1,010	$1,102,311
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	4.27		500	506,886
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	4.09		1,250	1,278,418

Total Non-Agency Commercial Mortgage-Backed Securities (cost $75,861,923)							75,830,119

Total Long-Term Investments (cost $340,619,148)							341,144,717

SHORT-TERM INVESTMENT 2.05%

Foreign Government Obligation

Hungary
Hungary Treasury Bill(c) (cost $6,723,551)	Zero Coupon		7/27/2011	0.06	HUF	1,353,700	7,358,874

Total Investments in Securities 97.04% (cost $347,342,699)							348,503,591

Cash, Foreign Cash and Other Assets in Excess of Liabilities(d) 2.96%							10,633,583

Net Assets 100.00%							$359,137,174

HUF	Hungarian forint.
PLN	Polish zloty.
TRY	Turkish lira.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Modified Duration is the change in the value of a fixed income security that will result from a 1% change in market interest rates. Duration is expressed as a number of years, and generally, the larger a duration, the greater the interest rate risk or reward for a portfolio’s underlying bond prices. The sum of these weighted values within a portfolio, including applicable aggregated interest rate exposure, is divided by the sum of the market values (or notional values where appropriate) of all fixed income securities.
(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of June 30, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Open Futures Contracts at June 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2011	210	Short	$(46,062,187)	$(78,065)
U.S. 5-Year Treasury Note	September 2011	348	Short	(41,479,969)	(259,643)

Totals				$(87,542,156)	$(337,708)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Open Forward Foreign Currency Exchange Contracts at June 30, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	Credit Suisse	7/1/2011	890,000	$216,177	$216,624	$447
Argentine peso	Buy	Credit Suisse	7/1/2011	1,200,000	292,611	292,077	(534)
Argentine peso	Buy	Credit Suisse	7/1/2011	825,000	199,203	200,803	1,600
Argentine peso	Buy	Credit Suisse	7/1/2011	985,000	237,493	239,747	2,254
Argentine peso	Buy	Credit Suisse	7/1/2011	15,500,000	3,759,398	3,772,666	13,268
Argentine peso	Buy	Credit Suisse	7/1/2011	870,000	210,858	211,756	898
Argentine peso	Buy	UBS AG	8/23/2011	20,875,000	4,986,265	5,030,594	44,329
Argentine peso	Buy	UBS AG	8/23/2011	850,000	204,278	204,839	561
Argentine peso	Buy	Credit Suisse	10/19/2011	21,300,000	5,065,399	5,059,154	(6,245)
Argentine peso	Buy	Credit Suisse	10/19/2011	1,460,000	346,793	346,777	(16)
Brazilian real	Buy	UBS AG	7/1/2011	405,000	250,464	259,507	9,043
Brazilian real	Buy	UBS AG	7/1/2011	310,000	192,846	198,635	5,789
Brazilian real	Buy	Barclays Bank plc	7/1/2011	540,000	338,346	346,010	7,664
Brazilian real	Buy	UBS AG	7/1/2011	9,220,000	5,431,517	5,907,795	476,278
Brazilian real	Buy	UBS AG	7/1/2011	255,000	150,398	163,393	12,995
Brazilian real	Buy	Merrill Lynch International	8/23/2011	5,650,000	3,459,466	3,580,340	120,874
Brazilian real	Buy	Merrill Lynch International	8/23/2011	340,000	207,064	215,454	8,390
Brazilian real	Buy	Barclays Bank plc	9/26/2011	450,000	278,156	283,097	4,941
Brazilian real	Buy	UBS AG	10/19/2011	11,070,000	6,769,359	6,929,856	160,497
Chilean peso	Buy	UBS AG	7/1/2011	88,000,000	184,797	188,296	3,499
Chilean peso	Buy	UBS AG	7/1/2011	125,000,000	262,932	267,466	4,534
Chilean peso	Buy	UBS AG	7/1/2011	2,335,000,000	4,867,626	4,996,256	128,630
Chilean peso	Buy	UBS AG	7/1/2011	758,000,000	1,562,082	1,621,911	59,829
Chilean peso	Buy	UBS AG	7/1/2011	715,515,000	1,465,019	1,531,005	65,986
Chilean peso	Buy	UBS AG	7/1/2011	88,485,000	181,959	189,333	7,374
Chilean peso	Buy	Credit Suisse	9/26/2011	605,000,000	1,278,259	1,281,344	3,085
Chilean peso	Buy	Credit Suisse	9/26/2011	840,000,000	1,764,706	1,779,057	14,351
Chilean peso	Buy	UBS AG	10/19/2011	2,640,000,000	5,513,324	5,575,911	62,587
Chilean peso	Buy	UBS AG	10/19/2011	185,000,000	390,790	390,736	(54)
Chinese yuan renminbi	Buy	Credit Suisse	7/1/2011	1,050,000	161,912	162,438	526
Chinese yuan renminbi	Buy	Credit Suisse	7/1/2011	2,610,000	400,461	403,775	3,314
Chinese yuan renminbi	Buy	UBS AG	8/23/2011	16,000,000	2,493,377	2,475,751	(17,626)
Chinese yuan renminbi	Buy	UBS AG	8/23/2011	1,100,000	169,897	170,208	311
Chinese yuan renminbi	Buy	Barclays Bank plc	8/23/2011	22,600,000	3,494,449	3,496,999	2,550
Chinese yuan renminbi	Buy	Credit Suisse	10/19/2011	4,550,000	704,553	705,442	889
Chinese yuan renminbi	Buy	Credit Suisse	10/19/2011	2,300,000	356,949	356,597	(352)
Colombian peso	Buy	UBS AG	7/1/2011	470,000,000	259,225	265,687	6,462
Colombian peso	Buy	UBS AG	7/1/2011	480,000,000	271,187	271,340	153
Colombian peso	Buy	UBS AG	7/1/2011	305,000,000	170,249	172,414	2,165
Colombian peso	Buy	UBS AG	7/1/2011	900,000,000	503,353	508,762	5,409
Colombian peso	Buy	UBS AG	7/1/2011	3,680,000,000	1,966,862	2,080,271	113,409
Colombian peso	Buy	UBS AG	7/1/2011	340,000,000	182,992	192,199	9,207
Colombian peso	Buy	UBS AG	8/23/2011	4,310,000,000	2,435,029	2,431,637	(3,392)
Colombian peso	Buy	UBS AG	8/23/2011	6,135,000,000	3,404,550	3,461,274	56,724
Colombian peso	Buy	Goldman Sachs	9/26/2011	3,900,000,000	2,187,938	2,197,567	9,629
Colombian peso	Buy	Goldman Sachs	9/26/2011	1,000,000,000	564,016	563,479	(537)
Czech koruna	Buy	Credit Suisse	7/1/2011	3,740,000	215,774	223,003	7,229
Czech koruna	Buy	Credit Suisse	7/1/2011	4,860,000	283,995	289,785	5,790
Czech koruna	Buy	Credit Suisse	7/1/2011	6,500,000	385,648	387,573	1,925
Czech koruna	Buy	Credit Suisse	7/1/2011	3,300,000	196,202	196,768	566
Czech koruna	Buy	Credit Suisse	7/1/2011	2,200,000	133,659	131,178	(2,481)
Czech koruna	Buy	Credit Suisse	7/1/2011	3,830,000	232,700	228,370	(4,330)
Czech koruna	Buy	Barclays Bank plc	7/1/2011	4,400,000	270,269	262,357	(7,912)
Czech koruna	Buy	Credit Suisse	7/1/2011	3,370,000	203,520	200,942	(2,578)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Czech koruna	Buy	Credit Suisse	7/1/2011	3,900,000	$234,818	$232,543	$(2,275)
Czech koruna	Buy	Credit Suisse	7/1/2011	3,500,000	203,731	208,693	4,962
Czech koruna	Buy	Barclays Bank plc	7/1/2011	195,400,000	11,144,444	11,651,029	506,585
Czech koruna	Buy	Barclays Bank plc	7/1/2011	4,700,000	268,301	280,245	11,944
Czech koruna	Buy	Barclays Bank plc	7/1/2011	2,700,000	156,069	160,992	4,923
Czech koruna	Buy	Morgan Stanley	8/23/2011	104,000,000	6,398,425	6,199,478	(198,947)
Czech koruna	Buy	Morgan Stanley	8/23/2011	2,910,000	169,808	173,466	3,658
Czech koruna	Buy	Goldman Sachs	9/26/2011	70,050,000	4,217,085	4,174,708	(42,377)
Czech koruna	Buy	Goldman Sachs	9/26/2011	5,900,000	349,618	351,617	1,999
Czech koruna	Buy	Goldman Sachs	9/26/2011	3,600,000	208,994	214,546	5,552
Czech koruna	Buy	Goldman Sachs	9/26/2011	7,150,000	418,251	426,112	7,861
Czech koruna	Buy	Credit Suisse	10/19/2011	243,200,000	14,401,610	14,491,278	89,668
euro	Buy	Barclays Bank plc	7/1/2011	185,000	269,398	268,278	(1,120)
Hong Kong dollar	Buy	Morgan Stanley	7/5/2011	2,500,000	321,832	321,266	(566)
Hong Kong dollar	Buy	Morgan Stanley	7/5/2011	2,000,000	257,401	257,013	(388)
Hong Kong dollar	Buy	Morgan Stanley	7/5/2011	2,900,000	373,394	372,669	(725)
Hong Kong dollar	Buy	Morgan Stanley	7/5/2011	2,300,000	296,004	295,565	(439)
Hong Kong dollar	Buy	Morgan Stanley	7/5/2011	2,100,000	270,288	269,864	(424)
Hong Kong dollar	Buy	Morgan Stanley	7/5/2011	98,600,000	12,670,916	12,670,753	(163)
Hong Kong dollar	Buy	Morgan Stanley	7/5/2011	2,600,000	334,188	334,117	(71)
Hong Kong dollar	Buy	Merrill Lynch International	8/23/2011	1,900,000	244,219	244,235	16
Hong Kong dollar	Buy	Merrill Lynch International	8/23/2011	1,600,000	205,933	205,671	(262)
Hong Kong dollar	Buy	Merrill Lynch International	8/23/2011	1,350,000	173,496	173,535	39
Hong Kong dollar	Buy	Barclays Bank plc	9/26/2011	41,100,000	5,285,048	5,284,361	(687)
Hong Kong dollar	Buy	Barclays Bank plc	9/26/2011	1,900,000	243,822	244,289	467
Hong Kong dollar	Buy	Morgan Stanley	10/19/2011	119,100,000	15,313,615	15,315,568	1,953
Hong Kong dollar	Buy	Morgan Stanley	10/19/2011	12,380,000	1,592,119	1,591,996	(123)
Hungarian forint	Buy	Credit Suisse	7/1/2011	70,000,000	367,840	381,941	14,101
Hungarian forint	Buy	Credit Suisse	7/1/2011	47,000,000	251,471	256,446	4,975
Hungarian forint	Buy	Credit Suisse	7/1/2011	68,000,000	366,439	371,029	4,590
Hungarian forint	Buy	Credit Suisse	7/1/2011	37,000,000	194,788	201,883	7,095
Hungarian forint	Buy	Credit Suisse	7/1/2011	30,200,000	165,797	164,780	(1,017)
Hungarian forint	Buy	Credit Suisse	7/1/2011	37,800,000	206,455	206,248	(207)
Hungarian forint	Buy	Morgan Stanley	7/1/2011	1,622,000,000	8,141,753	8,850,130	708,377
Hungarian forint	Buy	Morgan Stanley	7/1/2011	34,800,000	180,544	189,879	9,335
Hungarian forint	Buy	Barclays Bank plc	8/23/2011	397,000,000	2,199,568	2,154,163	(45,405)
Hungarian forint	Buy	Barclays Bank plc	8/23/2011	70,000,000	371,106	379,827	8,721
Hungarian forint	Buy	Barclays Bank plc	8/23/2011	39,000,000	204,434	211,618	7,184
Hungarian forint	Buy	Barclays Bank plc	8/23/2011	33,000,000	170,953	179,061	8,108
Hungarian forint	Buy	UBS AG	9/26/2011	530,000,000	2,872,785	2,864,630	(8,155)
Hungarian forint	Buy	UBS AG	9/26/2011	60,000,000	320,410	324,298	3,888
Hungarian forint	Buy	UBS AG	9/26/2011	50,000,000	267,437	270,248	2,811
Hungarian forint	Buy	Morgan Stanley	10/19/2011	1,760,000,000	9,417,304	9,487,919	70,615
Indian rupee	Buy	Goldman Sachs	7/5/2011	11,600,000	257,491	259,493	2,002
Indian rupee	Buy	Goldman Sachs	7/5/2011	13,700,000	305,258	306,470	1,212
Indian rupee	Buy	Goldman Sachs	7/5/2011	289,800,000	6,324,749	6,482,859	158,110
Indian rupee	Buy	Goldman Sachs	7/5/2011	6,900,000	151,117	154,354	3,237
Indian rupee	Buy	Merrill Lynch International	8/23/2011	9,400,000	206,231	208,465	2,234
Indian rupee	Buy	UBS AG	9/26/2011	63,600,000	1,399,032	1,401,550	2,518
Indian rupee	Buy	UBS AG	9/26/2011	111,400,000	2,446,201	2,454,916	8,715
Indian rupee	Buy	Goldman Sachs	10/19/2011	331,500,000	7,266,550	7,276,354	9,804
Indian rupee	Buy	Goldman Sachs	10/19/2011	16,400,000	363,153	359,976	(3,177)
Indonesian rupiah	Buy	UBS AG	7/1/2011	1,900,000,000	218,466	221,561	3,095

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Indonesian rupiah	Buy	UBS AG	7/1/2011	1,415,000,000	$162,248	$165,005	$2,757
Indonesian rupiah	Buy	UBS AG	7/1/2011	2,385,000,000	277,422	278,118	696
Indonesian rupiah	Buy	UBS AG	7/1/2011	21,500,000,000	2,418,447	2,507,142	88,695
Indonesian rupiah	Buy	UBS AG	7/1/2011	1,800,000,000	205,453	209,900	4,447
Indonesian rupiah	Buy	UBS AG	8/23/2011	26,000,000,000	3,025,014	3,009,074	(15,940)
Indonesian rupiah	Buy	UBS AG	8/23/2011	16,000,000,000	1,848,642	1,851,738	3,096
Indonesian rupiah	Buy	Barclays Bank plc	9/26/2011	20,800,000,000	2,419,533	2,393,651	(25,882)
Indonesian rupiah	Buy	Barclays Bank plc	9/26/2011	7,500,000,000	860,585	863,095	2,510
Indonesian rupiah	Buy	UBS AG	10/19/2011	29,300,000,000	3,358,089	3,358,873	784
Indonesian rupiah	Buy	UBS AG	10/19/2011	2,000,000,000	231,321	229,275	(2,046)
Israeli new shekel	Buy	Morgan Stanley	7/1/2011	875,000	253,859	257,202	3,343
Israeli new shekel	Buy	Morgan Stanley	7/1/2011	890,000	260,158	261,611	1,453
Israeli new shekel	Buy	Morgan Stanley	7/1/2011	805,000	236,745	236,626	(119)
Israeli new shekel	Buy	Morgan Stanley	7/1/2011	940,000	270,815	276,308	5,493
Israeli new shekel	Buy	Morgan Stanley	7/1/2011	11,565,000	3,232,614	3,399,471	166,857
Israeli new shekel	Buy	Morgan Stanley	7/1/2011	635,000	180,706	186,655	5,949
Israeli new shekel	Buy	Barclays Bank plc	8/23/2011	23,050,000	6,777,618	6,756,002	(21,616)
Israeli new shekel	Buy	Barclays Bank plc	8/23/2011	830,000	237,724	243,274	5,550
Israeli new shekel	Buy	Morgan Stanley	10/19/2011	17,310,000	5,026,424	5,058,341	31,917
Malaysian ringgit	Buy	UBS AG	7/1/2011	780,000	257,383	258,321	938
Malaysian ringgit	Buy	Barclays Bank plc	7/1/2011	5,130,000	1,717,442	1,698,957	(18,485)
Malaysian ringgit	Buy	Barclays Bank plc	7/1/2011	605,000	203,594	200,364	(3,230)
Malaysian ringgit	Buy	UBS AG	7/1/2011	6,990,000	2,298,586	2,314,953	16,367
Malaysian ringgit	Buy	UBS AG	7/1/2011	645,000	212,640	213,612	972
Malaysian ringgit	Buy	Barclays Bank plc	8/23/2011	1,050,000	352,231	346,469	(5,762)
Malaysian ringgit	Buy	Barclays Bank plc	8/23/2011	5,340,000	1,767,919	1,762,043	(5,876)
Malaysian ringgit	Buy	Barclays Bank plc	8/23/2011	510,000	169,098	168,285	(813)
Malaysian ringgit	Buy	Goldman Sachs	9/26/2011	10,225,000	3,393,627	3,365,613	(28,014)
Malaysian ringgit	Buy	UBS AG	10/19/2011	14,500,000	4,724,112	4,765,019	40,907
Malaysian ringgit	Buy	UBS AG	10/19/2011	1,310,000	432,700	430,495	(2,205)
Mexican peso	Buy	Morgan Stanley	7/1/2011	4,800,000	402,347	409,959	7,612
Mexican peso	Buy	Morgan Stanley	7/1/2011	7,700,000	647,019	657,642	10,623
Mexican peso	Buy	Morgan Stanley	7/1/2011	3,800,000	322,526	324,551	2,025
Mexican peso	Buy	Morgan Stanley	7/1/2011	4,000,000	342,994	341,632	(1,362)
Mexican peso	Buy	Morgan Stanley	7/1/2011	10,200,000	879,235	871,162	(8,073)
Mexican peso	Buy	Morgan Stanley	7/1/2011	205,700,000	17,023,918	17,568,433	544,515
Mexican peso	Buy	Morgan Stanley	7/1/2011	1,500,000	124,044	128,112	4,068
Mexican peso	Buy	Morgan Stanley	7/1/2011	4,000,000	332,956	341,632	8,676
Mexican peso	Buy	Barclays Bank plc	8/23/2011	25,000,000	2,131,124	2,126,039	(5,085)
Mexican peso	Buy	Barclays Bank plc	8/23/2011	4,000,000	341,413	340,166	(1,247)
Mexican peso	Buy	Barclays Bank plc	8/23/2011	3,600,000	304,280	306,150	1,870
Mexican peso	Buy	Barclays Bank plc	8/23/2011	2,000,000	169,456	170,083	627
Mexican peso	Buy	Barclays Bank plc	8/23/2011	1,600,000	135,872	136,067	195
Mexican peso	Buy	Merrill Lynch International	8/23/2011	2,800,000	236,786	238,116	1,330
Mexican peso	Buy	Barclays Bank plc	8/23/2011	2,400,000	203,426	204,100	674
Mexican peso	Buy	Merrill Lynch International	8/23/2011	2,400,000	205,027	204,100	(927)
Mexican peso	Buy	Merrill Lynch International	8/23/2011	1,700,000	142,277	144,570	2,293
Mexican peso	Buy	Merrill Lynch International	8/23/2011	2,100,000	176,845	178,587	1,742
Mexican peso	Buy	Merrill Lynch International	8/23/2011	3,300,000	274,177	280,637	6,460
Mexican peso	Buy	UBS AG	9/26/2011	176,200,000	14,782,623	14,938,171	155,548
Mexican peso	Buy	UBS AG	9/26/2011	3,700,000	310,645	313,685	3,040
Mexican peso	Buy	Morgan Stanley	10/19/2011	253,120,000	21,304,604	21,412,228	107,624

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Peruvian Nuevo sol	Buy	Credit Suisse	7/1/2011	8,700,000	$3,099,394	$3,164,211	$64,817
Peruvian Nuevo sol	Buy	Credit Suisse	7/1/2011	550,000	193,457	200,036	6,579
Peruvian Nuevo sol	Buy	Credit Suisse	7/1/2011	9,775,000	3,432,836	3,555,192	122,356
Peruvian Nuevo sol	Buy	Credit Suisse	7/1/2011	5,300,000	1,912,322	1,927,623	15,301
Peruvian Nuevo sol	Buy	Credit Suisse	10/19/2011	15,600,000	5,613,530	5,631,194	17,664
Peruvian Nuevo sol	Buy	Credit Suisse	10/19/2011	3,110,000	1,123,555	1,122,629	(926)
Philippine peso	Buy	UBS AG	7/1/2011	9,465,000	220,014	218,415	(1,599)
Philippine peso	Buy	UBS AG	7/1/2011	10,000,000	231,527	230,760	(767)
Philippine peso	Buy	UBS AG	7/1/2011	11,600,000	270,775	267,682	(3,093)
Philippine peso	Buy	UBS AG	7/1/2011	130,335,000	3,007,407	3,007,615	208
Philippine peso	Buy	UBS AG	7/1/2011	10,500,000	241,877	242,298	421
Philippine peso	Buy	Goldman Sachs	8/23/2011	215,600,000	5,040,916	4,953,955	(86,961)
Philippine peso	Buy	Goldman Sachs	8/23/2011	8,700,000	202,467	199,905	(2,562)
Philippine peso	Buy	Goldman Sachs	8/23/2011	10,400,000	239,907	238,966	(941)
Philippine peso	Buy	UBS AG	10/19/2011	66,000,000	1,508,571	1,509,145	574
Philippine peso	Buy	UBS AG	10/19/2011	14,300,000	328,962	326,981	(1,981)
Polish zloty	Buy	Credit Suisse	7/1/2011	885,000	307,773	322,663	14,890
Polish zloty	Buy	Credit Suisse	7/1/2011	1,050,000	375,375	382,820	7,445
Polish zloty	Buy	Credit Suisse	7/1/2011	1,960,000	709,374	714,598	5,224
Polish zloty	Buy	Credit Suisse	7/1/2011	735,000	260,721	267,974	7,253
Polish zloty	Buy	Credit Suisse	7/1/2011	540,000	199,881	196,879	(3,002)
Polish zloty	Buy	UBS AG	7/1/2011	900,000	336,335	328,131	(8,204)
Polish zloty	Buy	UBS AG	7/1/2011	34,130,000	11,817,457	12,443,488	626,031
Polish zloty	Buy	UBS AG	7/1/2011	1,300,000	445,740	473,968	28,228
Polish zloty	Buy	UBS AG	7/1/2011	520,000	180,957	189,587	8,630
Polish zloty	Buy	UBS AG	7/1/2011	1,050,000	365,993	382,820	16,827
Polish zloty	Buy	Goldman Sachs	8/23/2011	7,360,000	2,747,499	2,670,010	(77,489)
Polish zloty	Buy	Goldman Sachs	8/23/2011	1,200,000	437,347	435,327	(2,020)
Polish zloty	Buy	Goldman Sachs	8/23/2011	660,000	237,212	239,430	2,218
Polish zloty	Buy	Goldman Sachs	8/23/2011	565,000	202,763	204,967	2,204
Polish zloty	Buy	Goldman Sachs	8/23/2011	755,000	270,833	273,894	3,061
Polish zloty	Buy	Goldman Sachs	8/23/2011	1,100,000	394,571	399,050	4,479
Polish zloty	Buy	Goldman Sachs	8/23/2011	760,000	275,892	275,707	(185)
Polish zloty	Buy	Barclays Bank plc	9/26/2011	7,335,000	2,677,371	2,652,203	(25,168)
Polish zloty	Buy	Barclays Bank plc	9/26/2011	1,280,000	451,636	462,825	11,189
Polish zloty	Buy	Barclays Bank plc	9/26/2011	700,000	244,627	253,107	8,480
Polish zloty	Buy	UBS AG	10/19/2011	43,820,000	15,648,323	15,810,194	161,871
Romanian new leu	Buy	Barclays Bank plc	7/1/2011	1,300,000	453,356	445,167	(8,189)
Romanian new leu	Buy	Barclays Bank plc	7/1/2011	845,000	305,011	289,359	(15,652)
Romanian new leu	Buy	Barclays Bank plc	7/1/2011	4,900,000	1,774,655	1,677,938	(96,717)
Romanian new leu	Buy	Barclays Bank plc	7/1/2011	18,220,000	5,931,955	6,239,192	307,237
Romanian new leu	Buy	Barclays Bank plc	7/1/2011	445,000	151,843	152,384	541
Romanian new leu	Buy	Morgan Stanley	8/23/2011	2,225,000	795,779	757,669	(38,110)
Romanian new leu	Buy	Morgan Stanley	8/23/2011	785,000	270,270	267,312	(2,958)
Romanian new leu	Buy	Morgan Stanley	8/23/2011	600,000	203,610	204,315	705
Romanian new leu	Buy	Goldman Sachs	9/26/2011	6,265,000	2,165,197	2,125,666	(39,531)
Romanian new leu	Buy	Barclays Bank plc	9/26/2011	835,000	277,055	283,309	6,254
Romanian new leu	Buy	Barclays Bank plc	10/19/2011	26,900,000	9,115,721	9,092,335	(23,386)
Russian ruble	Buy	Barclays Bank plc	7/1/2011	4,400,000	154,639	157,560	2,921
Russian ruble	Buy	Barclays Bank plc	7/1/2011	10,000,000	353,232	358,092	4,860
Russian ruble	Buy	Barclays Bank plc	7/1/2011	6,500,000	232,911	232,760	(151)
Russian ruble	Buy	Barclays Bank plc	7/1/2011	157,750,000	5,509,954	5,648,908	138,954
Russian ruble	Buy	Barclays Bank plc	7/1/2011	47,100,000	1,653,327	1,686,615	33,288
Russian ruble	Buy	Barclays Bank plc	7/1/2011	4,350,000	151,209	155,770	4,561
Russian ruble	Buy	Barclays Bank plc	8/23/2011	108,500,000	3,933,012	3,866,337	(66,675)
Russian ruble	Buy	Barclays Bank plc	8/23/2011	7,650,000	271,841	272,603	762
Russian ruble	Buy	Barclays Bank plc	8/23/2011	5,850,000	207,389	208,462	1,073

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Russian ruble	Buy	Barclays Bank plc	10/19/2011	166,200,000	$5,849,929	$5,885,474	$35,545
Singapore dollar	Buy	Goldman Sachs	7/1/2011	690,000	548,392	561,752	13,360
Singapore dollar	Buy	Goldman Sachs	7/1/2011	285,000	228,223	232,028	3,805
Singapore dollar	Buy	Goldman Sachs	7/1/2011	410,000	332,300	333,795	1,495
Singapore dollar	Buy	Goldman Sachs	7/1/2011	915,000	745,266	744,932	(334)
Singapore dollar	Buy	Goldman Sachs	7/1/2011	17,700,000	13,966,700	14,410,160	443,460
Singapore dollar	Buy	Goldman Sachs	7/1/2011	1,900,000	1,502,689	1,546,853	44,164
Singapore dollar	Buy	Goldman Sachs	7/1/2011	300,000	237,680	244,240	6,560
Singapore dollar	Buy	Barclays Bank plc	8/23/2011	6,880,000	5,594,770	5,601,457	6,687
Singapore dollar	Buy	Barclays Bank plc	8/23/2011	415,000	337,007	337,879	872
Singapore dollar	Buy	Barclays Bank plc	8/23/2011	210,000	169,048	170,975	1,927
Singapore dollar	Buy	Barclays Bank plc	8/23/2011	250,000	202,177	203,541	1,364
Singapore dollar	Buy	Barclays Bank plc	8/23/2011	340,000	272,159	276,816	4,657
Singapore dollar	Buy	Barclays Bank plc	8/23/2011	380,000	305,103	309,383	4,280
Singapore dollar	Buy	Barclays Bank plc	8/23/2011	300,000	244,201	244,250	49
Singapore dollar	Buy	Morgan Stanley	9/26/2011	15,400,000	12,515,238	12,539,213	23,975
Singapore dollar	Buy	Morgan Stanley	9/26/2011	340,000	276,276	276,840	564
Singapore dollar	Buy	Morgan Stanley	9/26/2011	215,000	173,532	175,060	1,528
Singapore dollar	Buy	Goldman Sachs	10/19/2011	22,820,000	18,509,206	18,582,549	73,343
Singapore dollar	Buy	Goldman Sachs	10/19/2011	400,000	325,990	325,723	(267)
South African rand	Buy	Morgan Stanley	7/1/2011	3,100,000	456,188	458,458	2,270
South African rand	Buy	Morgan Stanley	7/1/2011	2,300,000	338,434	340,146	1,712
South African rand	Buy	Morgan Stanley	7/1/2011	2,605,000	373,193	385,252	12,059
South African rand	Buy	Morgan Stanley	7/1/2011	1,700,000	241,937	251,412	9,475
South African rand	Buy	Morgan Stanley	7/1/2011	1,460,000	210,087	215,919	5,832
South African rand	Buy	Morgan Stanley	7/1/2011	66,040,000	9,430,917	9,766,630	335,713
South African rand	Buy	Morgan Stanley	7/1/2011	1,050,000	153,083	155,284	2,201
South African rand	Buy	Barclays Bank plc	9/26/2011	43,300,000	6,324,698	6,326,839	2,141
South African rand	Buy	Barclays Bank plc	9/26/2011	1,690,000	242,863	246,937	4,074
South African rand	Buy	Morgan Stanley	10/19/2011	82,955,000	11,948,866	12,079,677	130,811
South African rand	Buy	Morgan Stanley	10/19/2011	4,400,000	641,353	640,716	(637)
Taiwan dollar	Buy	Barclays Bank plc	9/26/2011	38,000,000	1,335,911	1,324,262	(11,649)
Taiwan dollar	Buy	Barclays Bank plc	9/26/2011	13,610,000	477,711	474,294	(3,417)
Thai baht	Buy	Goldman Sachs	7/5/2011	5,900,000	195,883	192,026	(3,857)
Thai baht	Buy	Goldman Sachs	7/5/2011	55,400,000	1,818,779	1,803,092	(15,687)
Thai baht	Buy	Barclays Bank plc	8/23/2011	4,120,000	135,615	133,644	(1,971)
Thai baht	Buy	Barclays Bank plc	8/23/2011	5,200,000	170,428	168,678	(1,750)
Thai baht	Buy	UBS AG	9/26/2011	49,920,000	1,631,639	1,615,381	(16,258)
Thai baht	Buy	Merrill Lynch International	10/19/2011	69,000,000	2,228,682	2,229,245	563
Thai baht	Buy	Merrill Lynch International	10/19/2011	10,900,000	352,922	352,156	(766)
Turkish lira	Buy	Credit Suisse	7/1/2011	430,000	275,552	264,941	(10,611)
Turkish lira	Buy	Credit Suisse	7/1/2011	480,000	313,193	295,748	(17,445)
Turkish lira	Buy	Credit Suisse	7/1/2011	940,000	611,183	579,174	(32,009)
Turkish lira	Buy	Credit Suisse	7/1/2011	300,000	195,567	184,843	(10,724)
Turkish lira	Buy	Goldman Sachs	7/1/2011	255,000	165,396	157,116	(8,280)
Turkish lira	Buy	Credit Suisse	7/1/2011	885,000	576,810	545,286	(31,524)
Turkish lira	Buy	Credit Suisse	7/1/2011	4,200,000	2,625,328	2,587,800	(37,528)
Turkish lira	Buy	Goldman Sachs	7/1/2011	15,580,000	9,678,822	9,599,507	(79,315)
Turkish lira	Buy	Goldman Sachs	7/1/2011	335,000	211,864	206,407	(5,457)
Turkish lira	Buy	Morgan Stanley	8/23/2011	3,040,000	1,942,616	1,854,835	(87,781)
Turkish lira	Buy	Morgan Stanley	8/23/2011	530,000	339,200	323,376	(15,824)
Turkish lira	Buy	Morgan Stanley	8/23/2011	435,000	270,859	265,412	(5,447)
Turkish lira	Buy	Morgan Stanley	8/23/2011	330,000	203,641	201,347	(2,294)
Turkish lira	Buy	Morgan Stanley	8/23/2011	325,000	202,935	198,297	(4,638)
Turkish lira	Buy	Morgan Stanley	8/23/2011	280,000	172,255	170,840	(1,415)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) June 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Turkish lira	Buy	Barclays Bank plc	9/26/2011	570,000	$348,018	$345,615	$(2,403)
Turkish lira	Buy	Barclays Bank plc	9/26/2011	630,000	383,761	381,995	(1,766)
Turkish lira	Buy	Barclays Bank plc	9/26/2011	5,200,000	3,222,037	3,152,978	(69,059)
Turkish lira	Buy	Goldman Sachs	10/19/2011	5,800,000	3,508,135	3,501,418	(6,717)
Turkish lira	Buy	Goldman Sachs	10/19/2011	24,740,000	14,899,127	14,935,359	36,232
Argentine peso	Sell	Credit Suisse	7/1/2011	20,270,000	4,942,094	4,933,674	8,420
Argentine peso	Sell	UBS AG	8/23/2011	14,225,000	3,414,546	3,428,033	(13,487)
Brazilian real	Sell	UBS AG	7/1/2011	10,730,000	6,723,689	6,875,340	(151,651)
Brazilian real	Sell	Merrill Lynch International	8/23/2011	325,000	205,827	205,949	(122)
Chilean peso	Sell	UBS AG	7/1/2011	1,535,000,000	3,284,125	3,284,476	(351)
Chilean peso	Sell	UBS AG	7/1/2011	2,575,000,000	5,445,471	5,509,789	(64,318)
Chinese yuan renminbi	Sell	Credit Suisse	7/1/2011	3,660,000	564,902	566,213	(1,311)
Colombian peso	Sell	UBS AG	7/1/2011	6,175,000,000	3,500,567	3,490,673	9,894
Colombian peso	Sell	UBS AG	8/23/2011	650,000,000	362,420	366,720	(4,300)
Czech koruna	Sell	Barclays Bank plc	7/1/2011	5,800,000	343,459	345,834	(2,375)
Czech koruna	Sell	Morgan Stanley	8/23/2011	28,200,000	1,680,572	1,681,012	(440)
euro	Sell	Barclays Bank plc	7/1/2011	155,000	223,428	224,773	(1,345)
euro	Sell	Barclays Bank plc	7/1/2011	190,000	270,526	275,529	(5,003)
euro	Sell	Barclays Bank plc	7/1/2011	1,095,000	1,510,498	1,587,914	(77,416)
euro	Sell	Barclays Bank plc	10/19/2011	1,255,000	1,804,664	1,814,412	(9,748)
Hong Kong dollar	Sell	Morgan Stanley	7/5/2011	113,000,000	14,518,823	14,521,248	(2,425)
Hungarian forint	Sell	Credit Suisse	7/1/2011	245,000,000	1,285,279	1,336,795	(51,516)
Hungarian forint	Sell	Morgan Stanley	7/1/2011	51,800,000	275,501	282,637	(7,136)
Hungarian forint	Sell	Barclays Bank plc	8/23/2011	510,100,000	2,767,346	2,767,855	(509)
Indian rupee	Sell	Goldman Sachs	7/5/2011	322,000,000	7,152,377	7,203,177	(50,800)
Indonesian rupiah	Sell	UBS AG	7/1/2011	29,000,000,000	3,364,269	3,381,727	(17,458)
Israeli new shekel	Sell	Barclays Bank plc	8/23/2011	3,220,000	944,234	943,789	445
Malaysian ringgit	Sell	UBS AG	7/1/2011	14,150,000	4,633,343	4,686,206	(52,863)
Mexican peso	Sell	Morgan Stanley	7/1/2011	1,700,000	142,579	145,193	(2,614)
Mexican peso	Sell	Barclays Bank plc	8/23/2011	8,950,000	760,257	761,122	(865)
Peruvian Nuevo sol	Sell	Credit Suisse	7/1/2011	9,125,000	3,288,881	3,318,785	(29,904)
Peruvian Nuevo sol	Sell	Credit Suisse	7/1/2011	15,200,000	5,507,246	5,528,277	(21,031)
Philippine peso	Sell	UBS AG	7/1/2011	111,900,000	2,555,378	2,582,208	(26,830)
Philippine peso	Sell	UBS AG	7/1/2011	60,000,000	1,378,676	1,384,562	(5,886)
Polish zloty	Sell	UBS AG	7/1/2011	1,250,000	449,398	455,739	(6,341)
Polish zloty	Sell	Goldman Sachs	8/23/2011	3,630,000	1,316,379	1,316,867	(488)
Romanian new leu	Sell	Morgan Stanley	8/23/2011	4,300,000	1,470,085	1,464,260	5,825
Russian ruble	Sell	Barclays Bank plc	7/1/2011	70,850,000	2,515,980	2,537,085	(21,105)
Russian ruble	Sell	Barclays Bank plc	7/1/2011	159,250,000	5,667,784	5,702,622	(34,838)
Russian ruble	Sell	Barclays Bank plc	8/23/2011	8,600,000	307,160	306,456	704
Singapore dollar	Sell	Goldman Sachs	7/1/2011	300,000	242,876	244,240	(1,364)
Singapore dollar	Sell	Barclays Bank plc	8/23/2011	1,500,000	1,207,263	1,221,248	(13,985)
Thai baht	Sell	Merrill Lynch International	7/5/2011	61,300,000	1,991,553	1,995,118	(3,565)
Turkish lira	Sell	Goldman Sachs	7/1/2011	270,000	168,329	166,359	1,970

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,067,296

See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL ALLOCATION FUND June 30, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.77%
Lord Abbett Affiliated Fund, Inc.—Class I(b)	808,309	$9,603
Lord Abbett Research Fund, Inc.—Classic Stock Fund—Class I(c)	450,636	13,379
Lord Abbett Global Fund, Inc.—Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)—Class I(d)	3,048,642	21,340
Lord Abbett Investment Trust—Floating Rate Fund—Class I(e)	375,531	3,496
Lord Abbett Securities Trust—Fundamental Equity Fund—Class I(b)	979,411	13,418
Lord Abbett Research Fund, Inc.—Growth Opportunities Fund—Class I*(f)	533,710	13,647
Lord Abbett Investment Trust—High Yield Fund—Class I(g)	2,926,159	23,117
Lord Abbett Securities Trust—International Core Equity Fund—Class I(h)	818,251	10,670
Lord Abbett Securities Trust—International Dividend Income Fund—Class I(i)	6,216,159	56,070
Lord Abbett Securities Trust—International Opportunities Fund—Class I(j)	999,250	14,229

Total Investments in Underlying Funds (cost $164,753,106)		178,969

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.09%

Repurchase Agreement
Repurchase Agreement dated 6/30/2011, 0.01% due 7/01/2011 with Fixed Income Clearing Corp. collateralized by $145,000 of Federal Home Loan Bank at 5.25% due 8/08/2033; value: $159,681; proceeds: $154,734 (cost $154,734)	$155	$155

Total Investments in Securities 99.86% (cost $164,907,840)		179,124

Other Assets in Excess of Liabilities 0.14%		257

Net Assets 100.00%		$179,381

*	Non-income producing security.
(a)	Affiliated issuers (See Note 9).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is long-term capital appreciation.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

June 30, 2011

	Emerging Markets Currency Fund*	Global Allocation Fund
ASSETS:
Investments in securities, at cost	$347,342,699	$164,907,840
Investments in securities, at fair value	$348,503,591	$179,124,125
Cash	13,282,530	–
Foreign cash, at value (cost $$32,063 and $0, respectively)	30,137	–
Receivables:
Interest and dividend	2,397,395	1,536,524
Investment securities sold	4,782,437	–
Receivable for variation margin	109,155	–
Capital shares sold	8,937,037	2,216,767
From affiliates (See Note 3)	–	78,069
Unrealized appreciation on forward foreign currency exchange contracts	7,243,050	–
Prepaid expenses and other assets	74,313	47,481
Total assets	385,359,645	183,002,966
LIABILITIES:
Payables:
Investment securities purchased	22,577,372	1,552,816
Capital shares reacquired	344,370	170,799
Management fee	142,386	–
12b-1 distribution fees	75,962	64,498
Directors’ fees	42,876	26,927
Fund administration	11,391	–
To affiliates (See Note 3)	21,832	–
Unrealized depreciation on forward foreign currency exchange contracts	2,175,754	–
Distributions payable	742,166	1,748,419
Accrued expenses	88,362	58,909
Total liabilities	26,222,471	3,622,368
NET ASSETS	$359,137,174	$179,380,598
COMPOSITION OF NET ASSETS:
Paid-in capital	$345,090,459	$171,567,353
Undistributed (distributions in excess of) net investment income	157,519	(22,242)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency related transactions	8,593,609	(6,380,526)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	5,295,587	14,216,013
Net Assets	$359,137,174	$179,380,598

*	Formerly, Developing Local Markets Fund

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2011

	Emerging Markets Currency Fund*	Global Allocation Fund

Net assets by class:
Class A Shares	$115,684,885	$123,553,342
Class B Shares	$2,137,868	$10,710,397
Class C Shares	$43,201,058	$29,778,397
Class F Shares	$109,097,381	$3,198,143
Class I Shares	$88,326,790	$8,850,642
Class P Shares	$31,228	–
Class R2 Shares	$314,509	$11,401
Class R3 Shares	$343,455	$3,278,276
Outstanding shares by class:
Class A Shares (415 million and 430 million shares of common stock authorized, $.001 par value)	16,485,844	10,404,647
Class B Shares (30 million and 15 million shares of common stock authorized, $.001 par value)	303,263	974,628
Class C Shares (100 million and 20 million shares of common stock authorized, $.001 par value)	6,121,126	2,704,766
Class F Shares (100 million and 20 million shares of common stock authorized, $.001 par value)	15,560,397	269,280
Class I Shares (100 million and 15 million shares of common stock authorized, $.001 par value)	12,614,158	741,412
Class P Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	4,454	–
Class R2 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	44,737	945
Class R3 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	49,042	274,739
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.02	$11.87
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25% and 5.75%, respectively)	$7.18	$12.59
Class B Shares-Net asset value	$7.05	$10.99
Class C Shares-Net asset value	$7.06	$11.01
Class F Shares-Net asset value	$7.01	$11.88
Class I Shares-Net asset value	$7.00	$11.94
Class P Shares-Net asset value	$7.01	–
Class R2 Shares-Net asset value	$7.03	$12.06
Class R3 Shares-Net asset value	$7.00	$11.93

*	Formerly, Developing Local Markets Fund

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2011

	Emerging Markets Currency Fund*	Global Allocation Fund
Investment income:
Dividends	$–	$2,876,748
Interest and other	3,521,777	12
Total investment income	3,521,777	2,876,760
Expenses:
Management fee	768,321	210,263
12b-1 distribution plan-Class A	117,817	180,250
12b-1 distribution plan-Class B	11,814	55,023
12b-1 distribution plan-Class C	164,562	133,422
12b-1 distribution plan-Class F	38,770	1,345
12b-1 distribution plan-Class P	70	–
12b-1 distribution plan-Class R2	566	3
12b-1 distribution plan-Class R3	884	6,903
Shareholder servicing	143,977	159,430
Professional	32,187	16,753
Reports to shareholders	17,394	12,818
Fund administration	61,466	–
Custody	45,124	2,004
Directors’ fees	4,209	2,367
Registration	52,141	40,814
Subsidy (See Note 3)	65,703	–
Other	5,546	3,662
Gross expenses	1,530,551	825,057
Expense reductions (See Note 7)	(156)	(100)
Expenses assumed by Underlying Funds (See Note 3)	–	(237,748)
Management fee waived (See Note 3)	–	(210,263)
Net expenses	1,530,395	376,946
Net investment income	1,991,382	2,499,814
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	8,130,596	96,027 **
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	5,559,167	6,352,546
Net realized and unrealized gain	13,689,763	6,448,573
Net Increase in Net Assets Resulting From Operations	$15,681,145	$8,948,387

*	Formerly, Developing Local Markets Fund
**	Includes net realized gain from affiliated issuers of $89,992 (See Note 9).

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets Currency Fund*
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Operations:
Net investment income	$1,991,382	$4,424,088
Net realized gain on investments, futures contracts and foreign currency related transactions	8,130,596	10,989,549
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	5,559,167	(2,261,658)
Net increase in net assets resulting from operations	15,681,145	13,151,979
Distributions to shareholders from:
Net investment income
Class A	(1,300,665)	(2,934,278)
Class B	(20,882)	(72,968)
Class C	(341,376)	(742,063)
Class F	(1,002,802)	(1,691,340)
Class I	(1,137,207)	(2,251,834)
Class P	(354)	(400)
Class R2	(1,957)	(1,030)
Class R3	(3,969)	(6,710)
Net realized gain
Class A	–	(2,047,554)
Class B	–	(56,431)
Class C	–	(710,145)
Class F	–	(1,260,389)
Class I	–	(1,628,592)
Class P	–	(239)
Class R2	–	(1,438)
Class R3	–	(8,168)
Total distributions to shareholders	(3,809,212)	(13,413,579)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	124,421,441	214,871,426
Reinvestment of distributions	2,974,562	10,115,662
Cost of shares reacquired	(55,913,309)	(141,269,836)
Net increase in net assets resulting from capital share transactions	71,482,694	83,717,252
Net increase in net assets	83,354,627	83,455,652
NET ASSETS:
Beginning of period	$275,782,547	$192,326,895
End of period	$359,137,174	$275,782,547
Undistributed net investment income	$157,519	$1,975,349

*	Formerly, Developing Local Markets Fund.

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Global Allocation Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Operations:
Net investment income	$2,499,814	$3,844,600
Capital gains received from Underlying Funds	–	397,823
Net realized gain (loss) on investments and foreign currency related transactions	96,027	(721,687)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,352,546	12,034,420
Net increase in net assets resulting from operations	8,948,387	15,555,156
Distributions to shareholders from:
Net investment income
Class A	(1,797,120)	(2,865,161)
Class B	(138,416)	(284,751)
Class C	(385,116)	(601,037)
Class F	(47,379)	(50,152)
Class I	(144,339)	(158,392)
Class R2	(150)	(279)
Class R3	(45,083)	(45,322)
Total distributions to shareholders	(2,557,603)	(4,005,094)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	33,373,312	63,613,559
Reinvestment of distributions	2,366,758	3,710,387
Cost of shares reacquired	(20,172,325)	(35,241,387)
Net increase in net assets resulting from capital share transactions	15,567,745	32,082,559
Net increase in net assets	21,958,529	43,632,621
NET ASSETS:
Beginning of period	$157,422,069	$113,789,448
End of period	$179,380,598	$157,422,069
Undistributed (distributions in excess of) net investment income	$(22,242)	$35,547

See Notes to Financial Statements.

Financial Highlights

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class A Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$6.74		$6.70	$5.72	$6.73	$6.84	$6.80

Investment operations:

Net investment income(a)	.04		.11	.17	.24	.22	.18

Net realized and unrealized gain (loss)	.32		.27	.99	(1.01)	.31	.17

Total from investment operations	.36		.38	1.16	(.77)	.53	.35

Distributions to shareholders from:

Net investment income	(.08)		(.20)	(.18)	(.14)	(.64)	(.31)

Net realized gain	–		(.14)	–	–	–	–

Return of capital	–		–	–	(.10)	–	–

Total distributions	(.08)		(.34)	(.18)	(.24)	(.64)	(.31)

Net asset value, end of period	$7.02		$6.74	$6.70	$5.72	$6.73	$6.84

Total Return(b)	5.45	%(c)	5.79%	20.53%	(11.90)%	7.98%	5.22%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.50	%(c)	1.17%	1.27%	1.23%	1.14%	1.30%

Expenses, including expense reductions and expenses reimbursed	.50	%(c)	1.17%	1.27%	1.22%	1.14%	1.30%

Expenses, excluding expense reductions and expenses reimbursed	.50	%(c)	1.17%	1.27%	1.27%	1.83%	1.43%

Net investment income	.64	%(c)	1.68%	2.69%	3.59%	3.25%	2.70%

Supplemental Data:
Net assets, end of period (000)	$115,685		$98,279	$109,152	$83,426	$44,148	$50,398

Portfolio turnover rate	74.08	%(c)	113.50%	90.72%	83.70%	301.30%	271.35%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class B Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$6.77		$6.73	$5.74	$6.74	$6.85	$6.80

Investment operations:

Net investment income(a)	.02		.07	.13	.19	.18	.14

Net realized and unrealized gain (loss)	.32		.26	.99	(1.00)	.28	.17

Total from investment operations	.34		.33	1.12	(.81)	.46	.31

Distributions to shareholders from:

Net investment income	(.06)		(.15)	(.13)	(.11)	(.57)	(.26)

Net realized gain	–		(.14)	–	–	–	–

Return of capital	–		–	–	(.08)	–	–

Total distributions	(.06)		(.29)	(.13)	(.19)	(.57)	(.26)

Net asset value, end of period	$7.05		$6.77	$6.73	$5.74	$6.74	$6.85

Total Return(b)	5.04	%(c)	5.10%	19.68%	(12.37)%	7.26%	4.67%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.88	%(c)	1.83%	1.93%	1.88%	1.79%	1.95%

Expenses, including expense reductions and expenses reimbursed	.88	%(c)	1.83%	1.93%	1.88%	1.79%	1.95%

Expenses, excluding expense reductions and expenses reimbursed	.88	%(c)	1.83%	1.93%	1.95%	2.46%	2.08%

Net investment income	.28	%(c)	1.05%	2.11%	2.93%	2.58%	2.05%

Supplemental Data:
Net assets, end of period (000)	$2,138		$2,693	$3,884	$4,105	$3,303	$4,184

Portfolio turnover rate	74.08	%(c)	113.50%	90.72%	83.70%	301.30%	271.35%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class C Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$6.78		$6.74	$5.74	$6.75	$6.86	$6.81

Investment operations:

Net investment income(a)	.02		.07	.13	.19	.18	.14

Net realized and unrealized gain (loss)	.32		.26	1.00	(1.01)	.30	.17

Total from investment operations	.34		.33	1.13	(.82)	.48	.31

Distributions to shareholders from:

Net investment income	(.06)		(.15)	(.13)	(.11)	(.59)	(.26)

Net realized gain	–		(.14)	–	–	–	–

Return of capital	–		–	–	(.08)	–	–

Total distributions	(.06)		(.29)	(.13)	(.19)	(.59)	(.26)

Net asset value, end of period	$7.06		$6.78	$6.74	$5.74	$6.75	$6.86

Total Return(b)	5.08	%(c)	5.09%	19.85%	(12.50)%	7.27%	4.66%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.82	%(c)	1.82%	1.91%	1.87%	1.79%	1.95%

Expenses, including expense reductions and expenses reimbursed	.82	%(c)	1.82%	1.91%	1.87%	1.79%	1.95%

Expenses, excluding expense reductions and expenses reimbursed	.82	%(c)	1.82%	1.91%	1.91%	2.47%	2.08%

Net investment income	.31	%(c)	1.02%	2.03%	2.95%	2.60%	2.05%

Supplemental Data:
Net assets, end of period (000)	$43,201		$34,232	$27,512	$18,407	$5,952	$6,608

Portfolio turnover rate	74.08	%(c)	113.50%	90.72%	83.70%	301.30%	271.35%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class F Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31			9/28/2007(a) to 12/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.74		$6.69	$5.71	$6.73	$6.92

Investment operations:

Net investment income(b)	.05		.13	.18	.25	.07

Net realized and unrealized gain (loss)	.31		.27	.99	(1.01)	.17

Total from investment operations	.36		.40	1.17	(.76)	.24

Distributions to shareholders from:

Net investment income	(.09)		(.21)	(.19)	(.15)	(.43)

Net realized gain	–		(.14)	–	–	–

Return of capital	–		–	–	(.11)	–

Total distributions	(.09)		(.35)	(.19)	(.26)	(.43)

Net asset value, end of period	$7.01		$6.74	$6.69	$5.71	$6.73

Total Return(c)	5.37	%(d)	6.20%	20.82%	(11.76)%	3.56	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.43	%(d)	.92%	.98%	.96%	.16	%(d)

Expenses, including expense reductions and expenses reimbursed	.43	%(d)	.92%	.98%	.96%	.16	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.43	%(d)	.92%	.98%	.98%	.17	%(d)

Net investment income	.69	%(d)	1.88%	2.72%	3.94%	1.02	%(d)

Supplemental Data:
Net assets, end of period (000)	$109,097		$61,059	$24,463	$710	$10

Portfolio turnover rate	74.08	%(d)	113.50%	90.72%	83.70%	301.30%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class I Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$6.73		$6.69	$5.72	$6.73	$6.85	$6.80

Investment operations:

Net investment income(a)	.05		.13	.19	.26	.25	.21

Net realized and unrealized gain (loss)	.31		.27	.98	(1.00)	.29	.17

Total from investment operations	.36		.40	1.17	(.74)	.54	.38

Distributions to shareholders from:

Net investment income	(.09)		(.22)	(.20)	(.15)	(.66)	(.33)

Net realized gain	–		(.14)	–	–	–	–

Return of capital	–		–	–	(.12)	–	–

Total distributions	(.09)		(.36)	(.20)	(.27)	(.66)	(.33)

Net asset value, end of period	$7.00		$6.73	$6.69	$5.72	$6.73	$6.85

Total Return(b)	5.43	%(c)	6.17%	20.89%	(11.47)%	8.20%	5.75%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.39	%(c)	.83%	.92%	.88%	.77%	.95%

Expenses, including expense reductions and expenses reimbursed	.39	%(c)	.83%	.92%	.87%	.77%	.95%

Expenses, excluding expense reductions and expenses reimbursed	.39	%(c)	.83%	.92%	.90%	1.45%	1.08%

Net investment income	.76	%(c)	2.00%	3.06%	3.96%	3.64%	3.03%

Supplemental Data:
Net assets, end of period (000)	$88,327		$79,092	$27,176	$19,830	$888	$1,041

Portfolio turnover rate	74.08	%(c)	113.50%	90.72%	83.70%	301.30%	271.35%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class P Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$6.74		$6.69	$5.71	$6.71	$6.82	$6.77

Investment operations:

Net investment income(a)	.04		.11	.16	.24	.22	.18

Net realized and unrealized gain (loss)	.31		.27	.99	(1.01)	.30	.17

Total from investment operations	.35		.38	1.15	(.77)	.52	.35

Distributions to shareholders from:

Net investment income	(.08)		(.19)	(.17)	(.13)	(.63)	(.30)

Net realized gain	–		(.14)	–	–	–	–

Return of capital	–		–	–	(.10)	–	–

Total distributions	(.08)		(.33)	(.17)	(.23)	(.63)	(.30)

Net asset value, end of period	$7.01		$6.74	$6.69	$5.71	$6.71	$6.82

Total Return(b)	5.20	%(c)	5.87%	20.43%	(11.91)%	7.96%	5.34%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.60	%(c)	1.27%	1.32%	1.30%	1.17%	1.22%

Expenses, including expense reductions and expenses reimbursed	.60	%(c)	1.27%	1.32%	1.30%	1.17%	1.22%

Expenses, excluding expense reductions and expenses reimbursed	.60	%(c)	1.27%	1.32%	1.37%	1.93%	1.50%

Net investment income	.55	%(c)	1.61%	2.50%	3.52%	3.30%	2.60%

Supplemental Data:
Net assets, end of period (000)	$31		$32	$16	$4	$9	$2

Portfolio turnover rate	74.08	%(c)	113.50%	90.72%	83.70%	301.30%	271.35%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class R2 Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31			9/28/2007(a) to 12/31/2007
			2010	2009	2008
Per Share Operating Performance(a)
Net asset value, beginning of period	$6.75		$6.71	$5.72	$6.73	$6.92

Investment operations:

Net investment income(b)	.03		.09	.15	.25	.06

Net realized and unrealized gain (loss)	.32		.27	1.00	(1.01)	.17

Total from investment operations	.35		.36	1.15	(.76)	.23

Distributions to shareholders from:

Net investment income	(.07)		(.18)	(.16)	(.14)	(.42)

Net realized gain	–		(.14)	–	–	–

Return of capital	–		–	–	(.11)	–

Total distributions	(.07)		(.32)	(.16)	(.25)	(.42)

Net asset value, end of period	$7.03		$6.75	$6.71	$5.72	$6.73

Total Return(c)	5.25	%(d)	5.54%	20.12%	(11.63)%	3.45	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.68	%(d)	1.42%	1.50%	1.08%	.27	%(d)

Expenses, including expense reductions and expenses reimbursed	.68	%(d)	1.42%	1.50%	1.07%	.27	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.68	%(d)	1.42%	1.50%	1.15%	.28	%(d)

Net investment income	.43	%(d)	1.39%	2.44%	3.74%	.92	%(d)

Supplemental Data:
Net assets, end of period (000)	$315		$70	$23	$12	$10

Portfolio turnover rate	74.08	%(d)	113.50%	90.72%	83.70%	301.30%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class R3 Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31			9/28/2007(a) to 12/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.73		$6.70	$5.72	$6.73	$6.92

Investment operations:

Net investment income(b)	.04		.10	.16	.23	.07

Net realized and unrealized gain (loss)	.31		.26	.99	(.99)	.17

Total from investment operations	.35		.36	1.15	(.76)	.24

Distributions to shareholders from:

Net investment income	(.08)		(.19)	(.17)	(.14)	(.43)

Net realized gain	–		(.14)	–	–	–

Return of capital	–		–	–	(.11)	–

Total distributions	(.08)		(.33)	(.17)	(.25)	(.43)

Net asset value, end of period	$7.00		$6.73	$6.70	$5.72	$6.73

Total Return(c)	5.17	%(d)	5.49%	20.33%	(11.76)%	3.48	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.63	%(d)	1.33%	1.41%	1.26%	.25	%(d)

Expenses, including expense reductions and expenses reimbursed	.63	%(d)	1.33%	1.41%	1.26%	.25	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.63	%(d)	1.33%	1.41%	1.30%	.25	%(d)

Net investment income	.51	%(d)	1.48%	2.52%	3.50%	.95	%(d)

Supplemental Data:
Net assets, end of period (000)	$343		$326	$103	$57	$10

Portfolio turnover rate	74.08	%(d)	113.50%	90.72%	83.70%	301.30%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

GLOBAL ALLOCATION FUND

	Class A Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010		2009		2008		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.41		$10.56		$ 7.95		$13.15		$13.17	$12.23

Investment operations:

Net investment income(a)	.18		.33		.28		.26		.06	.05

Net realized and unrealized gain (loss)	.46		.84		2.66		(5.10)		1.48	2.13

Total from investment operations	.64		1.17		2.94		(4.84)		1.54	2.18

Distributions to shareholders from:

Net investment income	(.18)		(.32)		(.33)		(.17)		(.03)	(.04)

Net realized gain	–		–		–		(.19)		(1.53)	(1.20)

Total distributions	(.18)		(.32)		(.33)		(.36)		(1.56)	(1.24)

Net asset value, end of period	$11.87		$11.41		$10.56		$ 7.95		$13.15	$13.17

Total Return(b)	5.60	%(c)	11.36%		37.83%		(37.33)%		11.82%	18.12%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.16	%(c)(d)	.35	%(d)	.35	%(d)	1.07	%(d)	1.60%	1.60%

Expenses, including expense reductions, expenses assumed and management fee waived	.16	%(c)(d)	.35	%(d)	.35	%(d)	1.06	%(d)	1.60%	1.60%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.42	%(c)(d)	.94	%(d)	1.17	%(d)	1.60	%(d)	1.71%	1.83%

Net investment income	1.54	%(c)(d)	3.07	%(d)	3.15	%(d)	2.40	%(d)	.45%	.36%

Supplemental Data:
Net assets, end of period (000)	$123,553		$107,234		$83,625		$53,568		$94,321	$83,067

Portfolio turnover rate	1.30	%(c)	9.48%		6.81%		147.44%		87.01%	95.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class B Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010		2009		2008		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.57		$ 9.81		$7.38		$12.25		$12.42	$11.65

Investment operations:

Net investment income (loss)(a)	.12		.23		.21		.18		(.03)	(.04)

Net realized and unrealized gain (loss)	.44		.79		2.48		(4.74)		1.39	2.02

Total from investment operations	.56		1.02		2.69		(4.56)		1.36	1.98

Distributions to shareholders from:

Net investment income	(.14)		(.26)		(.26)		(.12)		–	(.01)

Net realized gain	–		–		–		(.19)		(1.53)	(1.20)

Total distributions	(.14)		(.26)		(.26)		(.31)		(1.53)	(1.21)

Net asset value, end of period	$10.99		$10.57		$9.81		$ 7.38		$12.25	$12.42

Total Return(b)	5.31	%(c)	10.60%		37.10%		(37.74)%		11.08%	17.28%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.49	%(c)(d)	1.00	%(d)	1.00	%(d)	1.72	%(d)	2.25%	2.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.49	%(c)(d)	1.00	%(d)	1.00	%(d)	1.72	%(d)	2.25%	2.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.75	%(c)(d)	1.59	%(d)	1.82	%(d)	2.26	%(d)	2.36%	2.48%

Net investment income (loss)	1.13	%(c)(d)	2.35	%(d)	2.49	%(d)	1.74	%(d)	(.20)%	(.29)%

Supplemental Data:
Net assets, end of period (000)	$10,710		$11,389		$10,668		$7,194		$12,653	$11,502

Portfolio turnover rate	1.30	%(c)	9.48%		6.81%		147.44%		87.01%	95.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class C Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010		2009		2008		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.59		$ 9.83		$7.40		$12.28		$12.44	$11.67

Investment operations:

Net investment income (loss)(a)	.13		.24		.22		.18		(.03)	(.04)

Net realized and unrealized gain (loss)	.44		.78		2.47		(4.75)		1.40	2.02

Total from investment operations	.57		1.02		2.69		(4.57)		1.37	1.98

Distributions to shareholders from:

Net investment income	(.15)		(.26)		(.26)		(.12)		–	(.01)

Net realized gain	–		–		–		(.19)		(1.53)	(1.20)

Total distributions	(.15)		(.26)		(.26)		(.31)		(1.53)	(1.21)

Net asset value, end of period	$11.01		$10.59		$9.83		$ 7.40		$12.28	$12.44

Total Return(b)	5.34	%(c)	10.58%		37.00%		(37.73)%		11.14%	17.25%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.47	%(c)(d)	1.00	%(d)	1.00	%(d)	1.71	%(d)	2.25%	2.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.47	%(c)(d)	1.00	%(d)	1.00	%(d)	1.71	%(d)	2.25%	2.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.74	%(c)(d)	1.59	%(d)	1.80	%(d)	2.25	%(d)	2.36%	2.48%

Net investment income (loss)	1.22	%(c)(d))	2.46	%(d)	2.55	%(d)	1.76	%(d)	(.20)%	(.30)%

Supplemental Data:
Net assets, end of period (000)	$29,778		$25,893		$17,741		$9,428		$16,104	$12,681

Portfolio turnover rate	1.30	%(c)	9.48%		6.81%		147.44%		87.01%	95.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class F Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31						9/28/2007(a) to 12/31/2007
			2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$11.41		$10.56		$ 7.95		$13.12		$14.71

Investment operations:

Net investment income(b)	.20		.39		.35		.32		.01

Net realized and unrealized gain (loss)	.46		.80		2.61		(5.11)		(.26)

Total from investment operations	.66		1.19		2.96		(4.79)		(.25)

Distributions to shareholders from:

Net investment income	(.19)		(.34)		(.35)		(.19)		(.07)

Net realized gain	–		–		–		(.19)		(1.27)

Total distributions	(.19)		(.34)		(.35)		(.38)		(1.34)

Net asset value, end of period	$11.88		$11.41		$10.56		$ 7.95		$13.12

Total Return(c)	5.79	%(d)	11.57%		38.16%		(37.09)%		(1.67	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(d)(e)	.10	%(e)	.10	%(e)	.62	%(e)	.30	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(d)(e)	.10	%(e)	.10	%(e)	.61	%(e)	.30	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.32	%(d)(e)	.69	%(e)	.83	%(e)	1.26	%(e)	.39	%(d)

Net investment income	1.72	%(d)(e)	3.63	%(e)	3.66	%(e)	3.02	%(e)	.040	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,198		$2,256		$641		$9		$10

Portfolio turnover rate	1.30	%(d)	9.48%		6.81%		147.44%		87.01%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class I Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010		2009		2008		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.47		$10.61		$ 7.98		$13.18		$13.19	$12.25

Investment operations:

Net investment income(a)	.20		.37		.32		.31		.11	.09

Net realized and unrealized gain (loss)	.47		.84		2.67		(5.13)		1.49	2.14

Total from investment operations	.67		1.21		2.99		(4.82)		1.60	2.23

Distributions to shareholders from:

Net investment income	(.20)		(.35)		(.36)		(.19)		(.08)	(.09)

Net realized gain	–		–		–		(.19)		(1.53)	(1.20)

Total distributions	(.20)		(.35)		(.36)		(.38)		(1.61)	(1.29)

Net asset value, end of period	$11.94		$11.47		$10.61		$ 7.98		$13.18	$13.19

Total Return(b)	5.81	%(c)	11.69%		38.39%		(37.10)%		12.25%	18.46%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)(d)	.00	%(d)	.00	%(d)	.69	%(d)	1.25%	1.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)(d)	.00	%(d)	.00	%(d)	.69	%(d)	1.25%	1.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.26	%(c)(d)	.60	%(d)	.80	%(d)	1.25	%(d)	1.36%	1.48%

Net investment income	1.66	%(c)(d)	3.40	%(d)	3.55	%(d)	2.85	%(d)	.78%	.70%

Supplemental Data:
Net assets, end of period (000)	$8,851		$8,460		$1,055		$557		$804	$582

Portfolio turnover rate	1.30	%(c)	9.48%		6.81%		147.44%		87.01%	95.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class R2 Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31				6/23/2008(a) to 12/31/2008
			2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$11.55		$10.64		$ 7.96		$ 11.83

Investment operations:

Net investment income(b)	.20		.36		.31		.18

Net realized and unrealized gain (loss)	.47		.85		2.68		(3.70)

Total from investment operations	.67		1.21		2.99		(3.52)

Distributions to shareholders from:

Net investment income	(.16)		(.30)		(.31)		(.16)

Net realized gain	–		–		–		(.19)

Total distributions	(.16)		(.30)		(.31)		(.35)

Net asset value, end of period	$12.06		$11.55		$10.64		$7.96

Total Return(c)	5.81	%(d)	11.63%		38.36%		(30.36	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.01	%(d)(e)	.05	%(e)	.00	%(e)	.32	%(d)(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.01	%(d)(e)	.05	%(e)	.00	%(e)	.32	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.28	%(d)(e)	.65	%(e)	.81	%(e)	.87	%(d)(e)

Net investment income	1.65	%(d)(e)	3.38	%(e)	3.46	%(e)	1.88	%(d)(e)

Supplemental Data:
Net assets, end of period (000)	$11		$11		$10		$7

Portfolio turnover rate	1.30	%(d)	9.48%		6.81%		147.44%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (concluded)

GLOBAL ALLOCATION FUND

	Class R3 Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31				6/23/2008(a) to 12/31/2008
			2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$11.47		$10.62		$7.95		$11.83

Investment operations:

Net investment income(b)	.18		.34		.37		.18

Net realized and unrealized gain (loss)	.45		.82		2.62		(3.70)

Total from investment operations	.63		1.16		2.99		(3.52)

Distributions to shareholders from:

Net investment income	(.17)		(.31)		(.32)		(.17)

Net realized gain	–		–		–		(.19)

Total distributions	(.17)		(.31)		(.32)		(.36)

Net asset value, end of period	$11.93		$11.47		$10.62		$7.95

Total Return(c)	5.50	%(d)	11.17%		38.40%		(30.40	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.24	%(d)(e)	.50	%(e)	.26	%(e)	.27	%(d)(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.24	%(d)(e)	.50	%(e)	.26	%(e)	0.26	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.51	%(d)(e)	1.10	%(e)	.92	%(e)	.82	%(d)(e)

Net investment income	1.54	%(d)(e)	3.20	%(e)	3.79	%(e)	1.93	%(d)(e)

Supplemental Data:
Net assets, end of period (000)	$3,278		$2,179		$51		$7

Portfolio turnover rate	1.30	%(d)	9.48%		6.81%		147.44%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”) and their respective classes: Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”, formerly, Developing Local Markets Fund), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Global Allocation Fund (“Global Allocation Fund”), Class A, B, C, F, I, R2 and R3 shares. As of the date of this report, Global Allocation has not issued Class P shares. Global Allocation Fund is diversified as defined in the Act and Emerging Markets Currency Fund is non-diversified as defined in the Act. Effective January 31, 2011, Developing Local Markets Fund changed its name to Emerging Markets Currency Fund.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Funds’ prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Emerging Markets Currency Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing

Notes to Financial Statements (unaudited)(continued)

services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended December 31, 2007 through December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of Emerging Markets Currency Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized

Notes to Financial Statements (unaudited)(continued)

gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Emerging Markets Currency Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–Emerging Markets Currency Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Currency Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund generally has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Financial Statements (unaudited)(continued)

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing each Fund’s investments carried at fair value:

Emerging Markets Currency Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$57,039,967	$–	$57,039,967
Corporate Bonds	–	149,748,775	–	149,748,775
Foreign Government Obligations	–	35,587,537	–	35,587,537
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	9,298,404	–	9,298,404
Government Sponsored Enterprises Pass-Throughs	–	20,998,789	–	20,998,789
Non-Agency Commercial Mortgage-Backed Securities	–	75,830,119	–	75,830,119
Total	$–	$348,503,591	$–	$348,503,591

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Currency Fund
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts
Asset	$–	$7,243,050	$–	$7,243,050
Liabilities	–	(2,175,754)	–	(2,175,754)
Futures Contracts
Asset	–	–	–	–
Liabilities	(337,708)	–	–	(337,708)
Total	$(337,708)	$5,067,296	$–	$4,729,588

*	See Schedule of Investments for fair values in each industry.

Global Allocation Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investment in Underlying Funds	$178,969	$–	$–	$178,969
Repurchase Agreement	–	155	–	155
Total	$178,969	$155	$–	$179,124

(l)	Disclosures about Derivative Instruments and Hedging Activities–Emerging Markets Currency Fund entered into forward foreign currency exchange contracts during the six months ended June 30, 2011 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Emerging Markets Currency Fund entered into U.S. Treasury futures contracts during the for the six months ended June 30, 2011 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (unaudited)(continued)

At June 30, 2011, the Emerging Markets Currency Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments.

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$–	$7,243,050	$7,243,050
Total	$–	$7,243,050	$7,243,050
Liability Derivatives
Futures Contracts(2)	$337,708	$–	$337,708
Forward Foreign Currency Exchange Contracts(3)	–	2,175,754	2,175,754
Total	$337,708	$2,175,754	$2,513,462

(1)	Statement of Assets & Liabilities location: Unrealized appreciation on forward foreign currency contracts.
(2)

Statement of Assets & Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the statement of assets and liabilities.

(3)	Statement of Assets & Liabilities location: Unrealized depreciation on forward currency contracts.

Transactions in derivative instruments during the six months ended June 30, 2011, were as follows:

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$(783,420)	$–	$(783,420)
Forward Foreign Currency Exchange Contracts	$–	$9,079,648	$9,079,648
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$(845,065)	$–	$(845,065)
Forward Foreign Currency Exchange Contracts	$–	$5,632,202	$5,632,202
Average Number of Contracts/ Notional Amounts*
Futures Contracts(3)	489	–	489
Forward Foreign Currency Exchange Contracts(4)	$–	$363,176,176	$363,176,176

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2011.
(1)	Statement of Operations location: Net realized gain (loss) on investments, futures contracts, and foreign currency related transactions.
(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents number of contracts.
(4)	Amount represents notional amount in U.S. dollars.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Currency Fund
First $1 billion	.50%
Next $1 billion	.45%

Global Allocation Fund	.25%	(1)

(1)

For the period January 1, 2010 through April 30, 2011, Lord Abbett contractually agreed to waive all of its management fee for Global Allocation Fund. For the period May 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive .20% of its management fee. This agreement may be terminated only upon approval of the Board of Directors. Effective May 1, 2011, Lord Abbett voluntarily agreed to waive an additional .05% of its management fee. Lord Abbett may discontinue the voluntary waiver or change the level of its voluntary waiver at any time.

For the six months ended June 30, 2011, the effective management fee paid to Lord Abbett was at an annualized rate of .50% and .00% of average daily net assets for the Emerging Markets Currency Fund and Global Allocation Fund, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The Global Allocation Fund does not pay such a fee.

Global Allocation Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Affiliated Fund, Inc.; Lord Abbett Global Fund, Inc. – Lord Abbett Emerging Markets Currency Fund; Lord Abbett Investment Trust – Lord Abbett High Yield Fund and Lord Abbett Floating Rate Fund; Lord Abbett Research Fund, Inc. – Lord Abbett Classic Stock Fund and Lord Abbett Growth Opportunities Fund; and Lord Abbett Securities Trust – Lord Abbett Fundamental Equity Fund, Lord Abbett International Core Equity Fund, Lord Abbett International Dividend Income Fund and Lord Abbett International Opportunities Fund) pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Global Allocation Fund in proportion to the average daily value of total Underlying Fund shares owned by Global Allocation Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on Global Allocation Fund’s Statement of Operations and Receivables from affiliates on Global Allocation Fund’s Statement of Assets and Liabilities. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on Emerging Markets Currency Fund’s Statement of Operations and Payable to affiliates on Emerging Markets Currency Fund’s Statement of Assets and Liabilities.

As of June 30, 2011, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund, Lord Abbett Global Allocation Fund and Lord Abbett Growth & Income Strategy Fund were 8.11%, 2.23%, 5.96% and 3.81%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Emerging Markets Currency Fund
Fees*	Class A(1)	Class B	Class C(2)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

Notes to Financial Statements (unaudited)(continued)

Global Allocation Fund
Fees*	Class A(3)	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)

For the period January 1, 2011 though January 31, 2011, the Class A 12b-1 fee was .35% (.25% service, .10% distribution) of the Fund’s average daily net assets attributable to Class A shares. Effective February 1, 2011, this 12b-1 fee was reduced to .20% (.15% service, .05% distribution) of the Fund’s average daily net assets attributable to Class A shares.

(2)

Effective February 1, 2011, Class C 12b-1 fee was reduced to a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund bear Rule 12b-1 fees at the same rate.

(3)

For the period January 1, 2011 though April 30, 2011, the Class A 12b-1 fee was .35% (.25% service, .10% distribution) of the Fund’s average daily net assets attributable to Class A shares. Effective May 1, 2011, this 12b-1 fee was reduced to .25% (.25% service, .00% distribution) of the Fund’s average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2011:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Currency Fund	$14,368	$94,003
Global Allocation Fund	83,250	473,855

Distributor received the following amount of CDSCs for the six months ended June 30, 2011:

	Class A	Class C
Emerging Markets Currency Fund	$690	$5,095
Global Allocation Fund	602	2,225

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Currency Fund and declared and paid quarterly for Global Allocation Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 was as follows:

		Emerging Markets Currency Fund	Global Allocation Fund
	Six Months Ended 6/30/2011 (unaudited)	Year Ended 12/31/2010	Six Months Ended 6/30/2011 (unaudited)	Year Ended 12/31/2010
Distributions paid from:
Ordinary income	$3,809,212	$10,064,119	$2,557,603	$4,005,094
Net long-term capital gains	–	3,349,460	–	–
Total distributions paid	$3,809,212	$13,413,579	$2,557,603	$4,005,094

As of December 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	2018	Total
Global Allocation Fund	$3,583,054	$1,738,042	$8,248	$5,329,344

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund
Tax cost	$348,648,573	$166,055,049
Gross unrealized gain	914,179	13,069,076
Gross unrealized loss	(1,059,161)	–
Net unrealized security gain (loss)	$(144,982)	$13,069,076

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Emerging Markets Currency Fund	$75,227,646	$260,430,171	$69,450,272	$147,574,816
Global Allocation Fund	–	17,587,122	–	2,221,708

*	Includes U.S. Government sponsored enterprises securities.

Notes to Financial Statements (unaudited)(continued)

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

9.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the six months ended June 30, 2011:

Affiliated Issuer	Balance of Shares Held at 12/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2011	Value at 6/30/2011	Net Realized Gain (Loss) 1/1/2011 to 6/30/2011	Dividend Income 1/1/2011 to 6/30/2011
Lord Abbett Affiliated Fund, Inc. – Class I	763,461	48,004	(3,156)	808,309	$9,602,717	$1,483	$61,814
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	402,492	48,144	–	450,636	13,379,387	–	–
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	2,764,281	333,838	(49,477)	3,048,642	21,340,493	(17,812)	272,823
Lord Abbett Investment Trust – Floating Rate Fund – Class I	312,207	63,324	–	375,531	3,496,194	–	81,020
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	924,563	65,694	(10,846)	979,411	13,417,925	24,729	–
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	510,928	39,022	(16,240)	533,710	13,646,963	93,523	–
Lord Abbett Investment Trust – High Yield Fund – Class I	2,637,434	334,417	(45,692)	2,926,159	23,116,655	28,264	830,447

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 12/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2011	Value at 6/30/2011	Net Realized Gain (Loss) 1/1/2011 to 6/30/2011	Dividend Income 1/1/2011 to 6/30/2011
Lord Abbett Securities Trust – International Core Equity Fund – Class I	761,449	56,802	–	818,251	$10,669,989	$–	$–
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5,613,950	702,787	(100,578)	6,216,159	56,069,755	(40,195)	1,630,644
Lord Abbett Securities Trust – International Opportunities Fund – Class I	915,238	84,012	–	999,250	14,229,314	–	–
Total					$178,969,392	$89,992	$2,876,748

10.    INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index.

Illiquid securities may lower a Fund’s returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

The Emerging Markets Currency Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Emerging Markets Currency Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Emerging Markets Currency Fund, a risk that is greater with junk bonds.

Foreign currency exchange rates may fluctuate significantly over short periods of time. The Emerging Markets Currency Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Emerging Markets Currency Fund that are denominated in those currencies.

Notes to Financial Statements (unaudited)(continued)

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

The Emerging Markets Currency Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

The value of the Global Allocation Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Currency Fund	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,248,645	$36,256,196	6,566,758	$44,499,819
Converted from Class B*	32,074	219,323	47,734	321,296
Reinvestment of distributions	152,411	1,059,912	594,344	3,973,169
Shares reacquired	(3,526,366)	(24,330,958)	(8,912,116)	(59,781,744)
Increase (decrease)	1,906,764	$13,204,473	(1,703,280)	$(10,987,460)

Class B Shares
Shares sold	44,852	$308,927	60,033	$408,491
Reinvestment of distributions	2,539	17,674	17,198	115,437
Shares reacquired	(109,828)	(758,609)	(208,818)	(1,405,725)
Converted to Class A*	(31,925)	(219,323)	(47,515)	(321,296)
Decrease	(94,362)	$(651,331)	(179,102)	$(1,203,093)

Class C Shares
Shares sold	1,943,696	$13,591,612	2,134,426	$14,509,471
Reinvestment of distributions	28,941	202,437	107,336	721,292
Shares reacquired	(900,294)	(6,259,659)	(1,274,574)	(8,651,113)
Increase	1,072,343	$7,534,390	967,188	$6,579,650

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Currency Fund	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31, 2010
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	9,595,173	$66,634,725	15,142,311	$102,132,204
Reinvestment of distributions	79,334	551,385	206,507	1,381,209
Shares reacquired	(3,179,728)	(21,886,493)	(9,937,218)	(66,098,586)
Increase	6,494,779	$45,299,617	5,411,600	$37,414,827

Class I Shares
Shares sold	1,006,186	$6,900,304	7,816,703	$52,460,142
Reinvestment of distributions	164,410	1,139,143	586,121	3,911,634
Shares reacquired	(314,052)	(2,182,216)	(706,923)	(4,742,905)
Increase	856,544	$5,857,231	7,695,901	$51,628,871

Class P Shares
Shares sold	–	$–	3,536	$23,731
Reinvestment of distributions	50	347	80	534
Shares reacquired	(308)	(2,113)	(1,221)	(8,256)
Increase (decrease)	(258)	$(1,766)	2,395	$16,009

Class R2 Shares
Shares sold	43,287	$299,462	7,454	$50,087
Reinvestment of distributions	18	126	83	558
Shares reacquired	(8,927)	(62,570)	(609)	(3,974)
Increase	34,378	$237,018	6,928	$46,671

Class R3 Shares
Shares sold	62,396	$430,215	116,194	$787,481
Reinvestment of distributions	510	3,538	1,771	11,829
Shares reacquired	(62,245)	(430,691)	(84,924)	(577,533)
Increase	661	$3,062	33,041	$221,777

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Global Allocation Fund	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,903,386	$22,535,280	3,467,075	$37,037,293
Converted from Class B*	40,473	477,762	79,770	846,262
Reinvestment of distributions	142,056	1,686,656	249,943	2,678,411
Shares reacquired	(1,079,708)	(12,758,208)	(2,315,635)	(24,460,274)
Increase	1,006,207	$11,941,490	1,481,153	$16,101,692

Notes to Financial Statements (unaudited)(concluded)

Global Allocation Fund	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31, 2010
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	55,258	$601,026	343,477	$3,411,858
Reinvestment of distributions	11,947	131,372	26,945	269,525
Shares reacquired	(126,217)	(1,382,696)	(294,926)	(2,912,260)
Converted to Class A*	(43,745)	(477,762)	(85,959)	(846,262)
Decrease	(102,757)	$(1,128,060)	(10,463)	$(77,139)

Class C Shares
Shares sold	565,321	$6,200,514	1,259,557	$12,551,632
Reinvestment of distributions	31,028	341,803	53,598	538,259
Shares reacquired	(335,838)	(3,689,665)	(673,674)	(6,658,784)
Increase	260,511	$2,852,652	639,481	$6,431,107

Class F Shares
Shares sold	103,107	$1,226,667	211,385	$2,247,733
Reinvestment of distributions	2,482	29,493	1,874	20,335
Shares reacquired	(34,054)	(401,196)	(76,231)	(811,751)
Increase	71,535	$854,964	137,028	$1,456,317

Class I Shares
Shares sold	117,113	$1,399,240	643,481	$6,255,937
Reinvestment of distributions	11,069	132,200	14,323	158,272
Shares reacquired	(124,435)	(1,486,834)	(19,571)	(206,081)
Increase	3,747	$44,606	638,233	$6,208,128

Class R2 Shares
Shares sold	–	$–	– (a)	$1
Reinvestment of distributions	12	150	26	279
Increase	12	$150	26	$280

Class R3 Shares
Shares sold	118,916	$1,410,585	199,141	$2,109,105
Reinvestment of distributions	3,778	45,084	4,174	45,306
Shares reacquired	(37,968)	(453,726)	(18,095)	(192,237)
Increase	84,726	$1,001,943	185,220	$1,962,174

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(a)	Value is less than 1 share.

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of June 30, 2011, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	5.37%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	7.48%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) – Class I	11.92%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	1.95%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	7.50%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	7.62%
Lord Abbett Investment Trust – High Yield Fund – Class I	12.92%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.96%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	31.33%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	7.95%

The Ten Largest Holdings and the Holdings by Sector, as of June 30, 2011, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.35%
Chevron Corp.	3.07%
Wells Fargo & Co.	2.92%
Pfizer, Inc.	2.67%
Bank of America Corp.	2.42%
Goldman Sachs Group, Inc. (The)	2.28%
AT&T, Inc.	2.15%
General Electric Co.	1.87%
Hertz Global Holdings, Inc.	1.83%
Dow Chemical Co. (The)	1.76%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	13.22%
Consumer Staples	5.24%
Energy	15.09%
Financials	23.77%
Health Care	12.26%
Industrials	9.01%
Information Technology	6.30%
Materials	7.97%
Telecommunication Services	4.09%
Utilities	1.40%
Short-Term Investment	1.65%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	3.74%
JPMorgan Chase & Co.	1.99%
Union Pacific Corp.	1.84%
Exxon Mobil Corp.	1.80%
Pfizer, Inc.	1.73%
Google, Inc., Class A	1.72%
Johnson & Johnson	1.62%
QUALCOMM, Inc.	1.62%
Bank of America Corp.	1.58%
Goldman Sachs Group, Inc. (The)	1.55%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.25%
Consumer Staples	6.23%
Energy	11.66%
Financials	16.19%
Health Care	11.74%
Industrials	12.37%
Information Technology	16.61%
Materials	7.65%
Telecommunication Services	2.90%
Utilities	1.21%
Short-Term Investment	1.19%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)

Ten Largest Holdings	% of Investments
Poland Government Bond, Zero Coupon, 1/25/2012	3.93%
Turkey Government Bond, Zero Coupon, 8/3/2011	3.09%
Hungary Treasury Bill, Zero Coupon, 7/27/2011	2.11%
Vodafone Group plc (United Kingdom), 0.535%, 2/27/2012	1.15%
Southern Co., 0.674%, 10/21/2011	1.04%
Federal National Mortgage Assoc., 5.50%, 11/1/2034	1.00%
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	0.96%
Mosaic Co. (The), 7.625%, 12/1/016	0.96%
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625%, 5/15/2016	0.94%
Federal National Mortgage Assoc., 5.50%, 2/1/2034	0.91%

Holdings by Sector*	% of Investments
Asset-Backed	16.10%
Automotive	0.66%
Banking	5.27%
Basic Industry	3.52%
Capital Goods	0.44%
Consumer Cyclical	0.15%
Consumer Non-Cyclical	4.06%
Energy	5.63%
Financial Services	1.47%
Foreign Government	10.71%
Health Care	2.06%
Insurance	0.89%
Media	2.48%
Mortgage-Backed	30.16%
Real Estate	2.21%
Services	3.10%
Technology & Electronics	3.21%
Telecommunications	3.76%
Utility	4.12%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
HCA, Inc. Extended Term Loan B2, 3.496%, 5/1/2018	1.24%
CommScope, Inc. New Term Loan B, 5.00%, 1/14/2018	1.17%
Intelsat Jackson Holdings SA Tranche B Term Loan, 5.25%, 4/5/2018	1.07%
Del Monte Foods Co. Term Loan, 4.50%, 2/26/2018	0.99%
Freescale Semiconductor, Inc. Extended Term Loan B, 4.441%, 12/1/2016	0.99%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan, 4.69%-4.768%, 10/10/2017	0.94%
Avaya, Inc. Term Loan, 3.01%, 10/24/2014	0.90%
Allison Transmission, Inc. Term Loan B, 2.94%, 8/7/2014	0.90%
CIT Group, Inc. Term Loan 3, 6.25%, 8/11/2015	0.90%
Springleaf Finance Corp. Term Loan, 5.50%, 5/5/2017	0.86%

Holdings by Sector*	% of Investments
Aerospace	2.07%
Chemicals	3.85%
Consumer Durables	0.30%
Consumer Non-Durables	1.74%
Energy	2.12%
Financials	5.51%
Food/Tobacco	5.88%
Forest Products	1.65%
Gaming/Leisure	4.00%
Healthcare	11.32%
Housing	2.55%
Information Technology	10.24%
Manufacturing	4.07%
Media/Telecommunications	17.93%
Metals/Minerals	2.44%
Retail	5.16%
Services	12.00%
Transportation	4.08%
Utility	1.94%
Short-Term Investments	1.15%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.36%
Interpublic Group of Cos., Inc. (The)	2.04%
State Street Corp.	2.03%
Omnicom Group, Inc.	2.02%
UnitedHealth Group, Inc.	2.00%
Amgen, Inc.	1.96%
Anadarko Petroleum Corp.	1.95%
Bunge Ltd.	1.89%
Archer Daniels Midland Co.	1.84%
Thermo Fisher Scientific, Inc.	1.78%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.06%
Consumer Staples	7.68%
Energy	19.26%
Financials	14.34%
Health Care	20.94%
Industrials	11.12%
Information Technology	5.49%
Materials	6.92%
Technology	0.27%
Utilities	1.37%
Short-Term Investment	2.55%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Agilent Technologies, Inc.	1.68%
Citrix Systems, Inc	1.67%
Rockwell Automation, Inc.	1.62%
Green Mountain Coffee Roasters, Inc.	1.61%
CB Richard Ellis Group, Inc. Class A	1.40%
Whole Foods Market, Inc.	1.39%
Ross Stores, Inc.	1.37%
Ingersoll-Rand plc	1.31%
CONSOL Energy, Inc.	1.29%
Macy’s, Inc.	1.28%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	22.31%
Consumer Staples	2.99%
Energy	7.84%
Financials	7.11%
Health Care	10.01%
Industrials	16.55%
Information Technology	24.75%
Materials	8.44%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.21%
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/2018	1.06%
El Paso Corp., 8.05%, 10/15/2030	1.01%
Republic of Brazil, 12.50%, 1/5/2016	0.93%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.63%, 4/1/2017	0.93%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.87%
United Airlines, Inc., 12.00%, 1/15/2016	0.75%
Anheuser-Busch InBev Worldwide, Inc., 9.75%, 11/17/2020	0.70%
HCA, Inc., 7.88%, 2/15/2020	0.67%
Ally Financial, Inc., 8.30%, 2/12/2015	0.60%

Holdings by Sector*	% of Investments
Agency	0.00%	**
Automotive	7.26%
Banking	1.92%
Basic Industry	10.14%
Capital Goods	5.73%
Consumer Cyclical	5.93%
Consumer Non-Cyclical	5.10%
Energy	11.83%
Financial Services	5.31%
Foreign Government	1.28%
Healthcare	3.69%
Insurance	1.20%
Local-Authority	0.48%
Media	5.37%
Real Estate	0.75%
Services	17.62%
Technology & Electronics	5.21%
Telecommunications	5.73%
Utility	3.52%
Short-Term Investment	1.93%
Total	100.00%

*	A sector may comprise several industries.
**	Amount is less than .01%.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Novartis AG Registered Shares	1.95%
Hyundai Mobis	1.85%
Tullow Oil plc	1.84%
Vodafone Group plc	1.73%
Honda Motor Co., Ltd.	1.73%
Intesa Sanpaolo SpA	1.61%
Telefonaktiebolaget LM Ericsson ADR	1.59%
Bridgestone Corp.	1.54%
Safran SA	1.52%
SAP AG	1.51%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.68%
Consumer Staples	8.56%
Energy	7.32%
Financials	20.71%
Health Care	6.00%
Industrials	13.42%
Information Technology	8.03%
Materials	9.90%
Telecommunication Services	5.04%
Utilities	6.67%
Short-Term Investment	2.67%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
CEZ AS	2.83%
Enel SpA	2.47%
Vodafone Group plc	1.70%
Seadrill Ltd.	1.67%
Telstra Corp., Ltd.	1.63%
Nippon Telegraph & Telephone Corp.	1.56%
Catlin Group Ltd.	1.55%
Turk Telekomunikasyon AS	1.53%
GlaxoSmithKline plc	1.52%
Novartis AG Registered Shares	1.52%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	7.35%
Consumer Staples	6.39%
Energy	6.00%
Financials	23.77%
Health Care	4.05%
Industrials	6.76%
Information Technology	4.76%
Materials	5.14%
Telecommunication Services	12.36%
Utilities	15.80%
Short-Term Investment	7.62%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Incitec Pivot Ltd.	1.59%
Mando Corp.	1.57%
FP Corp.	1.50%
Gerresheimer AG	1.45%
Aegis Group plc	1.43%
Nabtesco Corp.	1.40%
Minth Group Ltd.	1.39%
Brasil Insurance Participacoes e Administracao SA	1.38%
MTU Aero Engines Holding AG	1.37%
Rheinmetall AG	1.32%

Holdings by Sector*	% of Investments
Consumer Discretionary	24.27%
Consumer Staples	7.19%
Energy	5.24%
Financials	13.70%
Health Care	2.47%
Industrials	23.25%
Information Technology	7.84%
Materials	9.62%
Telecommunication Services	0.57%
Utilities	2.38%
Short-Term Investment	3.47%
Total	100.00%

*	A sector may comprise several industries.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc.

Lord Abbett Emerging Markets Currency Fund

Lord Abbett Global Allocation Fund

LAGF-3-0611

(08/11)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 22, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 22, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 22, 2011